UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09333
                                                     ---------

                     OPPENHEIMER MAIN STREET SMALL CAP FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Specialty Retail                                                            5.8%
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              5.2
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    4.9
--------------------------------------------------------------------------------
Software                                                                    4.7
--------------------------------------------------------------------------------
Chemicals                                                                   4.0
--------------------------------------------------------------------------------
Insurance                                                                   3.8
--------------------------------------------------------------------------------
Machinery                                                                   3.6
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          3.5
--------------------------------------------------------------------------------
Real Estate Investment Trusts                                               3.2
--------------------------------------------------------------------------------
Health Care Providers & Services                                            3.1

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                          0.4%
--------------------------------------------------------------------------------
Payless ShoeSource, Inc.                                                    0.4
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                                      0.4
--------------------------------------------------------------------------------
Hercules, Inc.                                                              0.4
--------------------------------------------------------------------------------
AMERIGROUP Corp.                                                            0.4
--------------------------------------------------------------------------------
Chaparral Steel Co.                                                         0.4
--------------------------------------------------------------------------------
AK Steel Holding Corp.                                                      0.4
--------------------------------------------------------------------------------
W.R. Grace & Co.                                                            0.4
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc.                                                    0.4
--------------------------------------------------------------------------------
InterDigital Communications Corp.                                           0.3

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


                   9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Information Technology                 24.2%
               Consumer Discretionary                 18.5
               Industrials                            16.8
               Financials                             12.3
               Materials                               8.9
               Health Care                             8.2
               Energy                                  5.1
               Consumer Staples                        2.7
               Utilities                               1.8
               Telecommunication Services              1.5

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2006, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                   10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   12 | OPPENHEIMER MAIN STREET SMALL CAP FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING          ENDING             EXPENSES
                                 ACCOUNT            ACCOUNT            PAID DURING
                                 VALUE              VALUE              6 MONTHS ENDED
                                 (7/1/06)           (12/31/06)         DECEMBER 31, 2006
--------------------------------------------------------------------------------------------
Class A Actual                   $  1,000.00        $  1,062.00        $   5.94
--------------------------------------------------------------------------------------------
Class A Hypothetical                1,000.00           1,019.46            5.82
--------------------------------------------------------------------------------------------
Class B Actual                      1,000.00           1,057.80           10.01
--------------------------------------------------------------------------------------------
Class B Hypothetical                1,000.00           1,015.53            9.80
--------------------------------------------------------------------------------------------
Class C Actual                      1,000.00           1,058.10            9.64
--------------------------------------------------------------------------------------------
Class C Hypothetical                1,000.00           1,015.88            9.44
--------------------------------------------------------------------------------------------
Class N Actual                      1,000.00           1,059.90            7.61
--------------------------------------------------------------------------------------------
Class N Hypothetical                1,000.00           1,017.85            7.45
--------------------------------------------------------------------------------------------
Class Y Actual                      1,000.00           1,064.20            3.44
--------------------------------------------------------------------------------------------
Class Y Hypothetical                1,000.00           1,021.88            3.77

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended December 31, 2006 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                 1.14%
---------------------------------
Class B                 1.92
---------------------------------
Class C                 1.85
---------------------------------
Class N                 1.46
---------------------------------
Class Y                 0.66

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                   13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Aftermarket Technology
Corp. 1                                              98,100    $      2,087,568
--------------------------------------------------------------------------------
ArvinMeritor, Inc. 2                                807,800          14,726,194
--------------------------------------------------------------------------------
Autoliv, Inc.                                        85,600           5,161,680
--------------------------------------------------------------------------------
Fuel Systems Solutions,
Inc. 1,2                                             29,400             649,152
--------------------------------------------------------------------------------
GenTek, Inc. 1,2                                     33,100           1,144,929
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. (The) 1,2                                324,700           6,815,453
--------------------------------------------------------------------------------
Lear Corp. 2                                        383,900          11,336,567
--------------------------------------------------------------------------------
Modine Manufacturing
Co. 2                                               218,000           5,456,540
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                               162,800           5,250,300
--------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                            31,500             596,925
--------------------------------------------------------------------------------
Standard Motor
Products, Inc.                                        5,500              82,390
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                     565,700          13,984,104
                                                               -----------------
                                                                     67,291,802

--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Winnebago Industries,
Inc. 2                                              212,700           6,999,957
--------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Building Materials
Holding Corp.                                       123,800           3,056,622
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.7%
Apollo Group, Inc.,
Cl. A 1                                              95,300           3,713,841
--------------------------------------------------------------------------------
Bright Horizons Family
Solutions, Inc. 1,2                                  67,800           2,621,148
--------------------------------------------------------------------------------
Career Education
Corp. 1                                             202,500           5,017,950
--------------------------------------------------------------------------------
Coinstar, Inc. 1                                    180,200           5,508,714
--------------------------------------------------------------------------------
Corinthian Colleges,
Inc. 1,2                                            458,200           6,245,266
--------------------------------------------------------------------------------
CPI Corp.                                            23,300           1,083,217
--------------------------------------------------------------------------------
DeVry, Inc                                          532,400          14,907,200
--------------------------------------------------------------------------------
INVESTools, Inc. 1,2                                255,600           3,524,724

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES Continued
ITT Educational
Services, Inc. 1                                     72,900    $      4,838,373
--------------------------------------------------------------------------------
Jackson Hewitt Tax
Service, Inc. 2                                     279,400           9,491,218
--------------------------------------------------------------------------------
Regis Corp.                                         136,897           5,412,907
--------------------------------------------------------------------------------
Service Corp.
International                                       202,800           2,078,700
--------------------------------------------------------------------------------
Sotheby's 2                                          90,300           2,801,106
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1,2                            122,100           5,555,550
--------------------------------------------------------------------------------
Stewart Enterprises,
Inc. 2                                              301,700           1,885,625
--------------------------------------------------------------------------------
Strayer Education,
Inc. 2                                               58,000           6,150,900
--------------------------------------------------------------------------------
Vertrue, Inc. 1,2                                    31,700           1,217,597
                                                               -----------------
                                                                     82,054,036

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
AFC Enterprises, Inc. 1,2                            78,000           1,378,260
--------------------------------------------------------------------------------
Ambassadors Group,
Inc. 2                                               91,300           2,770,955
--------------------------------------------------------------------------------
Aztar Corp. 1,2                                     134,100           7,297,722
--------------------------------------------------------------------------------
Bally Technologies,
Inc. 1,2                                            106,900           1,996,892
--------------------------------------------------------------------------------
Benihana, Inc., Cl. A 1                               2,800              85,960
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                               285,200           9,759,544
--------------------------------------------------------------------------------
Brinker International,
Inc.                                                132,300           3,990,168
--------------------------------------------------------------------------------
Buffalo Wild Wings,
Inc. 1                                               47,600           2,532,320
--------------------------------------------------------------------------------
CBRL Group, Inc. 2                                  106,200           4,753,512
--------------------------------------------------------------------------------
CEC Entertainment,
Inc. 1                                               43,400           1,746,850
--------------------------------------------------------------------------------
Chipotle Mexican
Grill, Inc., Cl. A 1,2                               34,800           1,983,600
--------------------------------------------------------------------------------
Ctrip.com International
Ltd., ADR 2                                          47,200           2,949,056
--------------------------------------------------------------------------------
Denny's Corp. 1                                     372,700           1,755,417
--------------------------------------------------------------------------------
Domino's Pizza, Inc.                                433,100          12,126,800
--------------------------------------------------------------------------------
Dover Downs Gaming &
Entertainment, Inc. 2                               174,400           2,331,728


                   14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
IHOP Corp. 2                                        160,000    $      8,432,000
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                           255,700          15,607,928
--------------------------------------------------------------------------------
Krispy Kreme
Doughnuts, Inc. 1,2                                 194,900           2,163,390
--------------------------------------------------------------------------------
Luby's, Inc. 1,2                                    137,300           1,495,197
--------------------------------------------------------------------------------
Marcus Corp. (The) 2                                 12,900             329,982
--------------------------------------------------------------------------------
McCormick & Schmick's
Seafood Restaurants,
Inc. 1,2                                             81,400           1,956,856
--------------------------------------------------------------------------------
Monarch Casino &
Resort, Inc. 1,2                                     88,400           2,110,992
--------------------------------------------------------------------------------
MTR Gaming Group,
Inc. 1,2                                             92,600           1,131,572
--------------------------------------------------------------------------------
Multimedia Games,
Inc. 1,2                                            111,600           1,071,360
--------------------------------------------------------------------------------
O'Charley's, Inc. 1                                  79,900           1,700,272
--------------------------------------------------------------------------------
Papa John's International,
Inc. 1,2                                            190,400           5,523,504
--------------------------------------------------------------------------------
Ruby Tuesday, Inc. 2                                 16,700             458,248
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                              102,100           4,576,122
--------------------------------------------------------------------------------
Wendy's International,
Inc.                                                170,600           5,645,154
--------------------------------------------------------------------------------
WMS Industries, Inc. 1,2                            160,300           5,588,058
                                                               -----------------
                                                                    115,249,419

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
American Greetings
Corp., Cl. A 2                                      296,000           7,065,520
--------------------------------------------------------------------------------
Black & Decker Corp.                                 30,000           2,399,100
--------------------------------------------------------------------------------
Blyth, Inc. 2                                       265,000           5,498,750
--------------------------------------------------------------------------------
CSS Industries, Inc. 2                                4,492             158,882
--------------------------------------------------------------------------------
Ethan Allen Interiors,
Inc. 2                                              236,200           8,529,182
--------------------------------------------------------------------------------
Furniture Brands
International, Inc. 2                                35,800             581,034
--------------------------------------------------------------------------------
Interface, Inc., Cl. A 1,2                          454,400           6,461,568
--------------------------------------------------------------------------------
Jarden Corp. 1                                      111,900           3,893,001
--------------------------------------------------------------------------------
Kimball International,
Inc., Cl. B                                         252,500           6,135,750
--------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                    201,300           2,389,431

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Leggett & Platt, Inc.                                61,900    $      1,479,410
--------------------------------------------------------------------------------
Meritage Homes
Corp. 1,2                                           129,500           6,179,740
--------------------------------------------------------------------------------
Skyline Corp. 2                                       3,100             124,682
--------------------------------------------------------------------------------
Snap-On, Inc. 2                                     133,400           6,355,176
--------------------------------------------------------------------------------
Stanley Furniture Co.,
Inc. 2                                               88,700           1,902,615
--------------------------------------------------------------------------------
Stanley Works (The)                                  43,600           2,192,644
--------------------------------------------------------------------------------
Tempur-Pedic
International, Inc. 1,2                             742,100          15,183,366
                                                               -----------------
                                                                     76,529,851

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.6%
Blue Nile, Inc. 1,2                                  51,300           1,892,457
--------------------------------------------------------------------------------
Expedia, Inc. 1                                      80,600           1,690,988
--------------------------------------------------------------------------------
FTD Group, Inc. 1,2                                 126,600           2,264,874
--------------------------------------------------------------------------------
GSI Commerce, Inc. 1,2                               22,900             429,375
--------------------------------------------------------------------------------
IAC/InterActiveCorp 1                               147,200           5,469,952
--------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                               294,100           7,605,426
--------------------------------------------------------------------------------
NutriSystem, Inc. 1,2                                25,800           1,635,462
--------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                             170,900           7,452,949
--------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                 30,000             472,500
--------------------------------------------------------------------------------
Systemax, Inc. 1,2                                   41,400             722,430
                                                               -----------------
                                                                     29,636,413

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.7%
Brunswick Corp.                                      54,300           1,732,170
--------------------------------------------------------------------------------
Eastman Kodak Co. 2                                 240,500           6,204,900
--------------------------------------------------------------------------------
Hasbro, Inc.                                        217,400           5,924,150
--------------------------------------------------------------------------------
K2, Inc. 1                                          164,300           2,167,117
--------------------------------------------------------------------------------
Marvel Entertainment,
Inc. 1,2                                            250,400           6,738,264
--------------------------------------------------------------------------------
Mattel, Inc.                                        346,800           7,858,488
--------------------------------------------------------------------------------
RC2 Corp. 1,2                                        62,500           2,750,000
--------------------------------------------------------------------------------
Steinway Musical
Instruments, Inc. 1,2                                40,300           1,251,315
--------------------------------------------------------------------------------
Sturm, Ruger & Co.,
Inc. 1                                               15,600             149,760
                                                               -----------------
                                                                     34,776,164


                   15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA--1.5%
Arbitron, Inc. 2                                     25,200    $      1,094,688
--------------------------------------------------------------------------------
Catalina Marketing
Corp.                                                30,500             838,750
--------------------------------------------------------------------------------
Charter Communications,
Inc., Cl. A 1,2                                   1,949,400           5,965,164
--------------------------------------------------------------------------------
Citadel Broadcasting
Corp. 2                                             274,400           2,733,024
--------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                          553,800           9,026,940
--------------------------------------------------------------------------------
Cumulus Media, Inc.,
Cl. A 1,2                                           234,600           2,437,494
--------------------------------------------------------------------------------
Emmis Communications
Corp., Cl. A 2                                       61,100             503,464
--------------------------------------------------------------------------------
GateHouse Media, Inc. 2                              65,800           1,221,248
--------------------------------------------------------------------------------
Harris Interactive, Inc. 1                           53,900             271,656
--------------------------------------------------------------------------------
Journal Register Co. 2                              180,000           1,314,000
--------------------------------------------------------------------------------
Knology, Inc. 1                                      95,800           1,019,312
--------------------------------------------------------------------------------
Lee Enterprises, Inc. 2                             169,500           5,264,670
--------------------------------------------------------------------------------
Lin TV Corp. 1                                       70,500             701,475
--------------------------------------------------------------------------------
Live Nation, Inc. 1                                 234,900           5,261,760
--------------------------------------------------------------------------------
LodgeNet Entertainment
Corp. 1,2                                            89,700           2,245,191
--------------------------------------------------------------------------------
Mediacom Communications
Corp. 1,2                                           369,900           2,973,996
--------------------------------------------------------------------------------
ProQuest Co. 1,2                                     22,900             239,305
--------------------------------------------------------------------------------
Radio One, Inc., Cl. D 1,2                          202,300           1,363,502
--------------------------------------------------------------------------------
RCN Corp. 1                                          36,100           1,088,415
--------------------------------------------------------------------------------
Readers Digest Assn., Inc.
(The), Cl. A, Non-Vtg.                              199,800           3,336,660
--------------------------------------------------------------------------------
Regal Entertainment
Group                                               111,900           2,385,708
--------------------------------------------------------------------------------
Scholastic Corp. 1,2                                190,400           6,823,936
--------------------------------------------------------------------------------
Sinclair Broadcast Group,
Inc., Cl. A 2                                       452,100           4,747,050
--------------------------------------------------------------------------------
Warner Music Group
Corp.                                               140,600           3,226,770
--------------------------------------------------------------------------------
Westwood One, Inc. 2                                268,100           1,892,786
--------------------------------------------------------------------------------
World Wrestling Federation
Entertainment, Inc. 2                               304,000           4,955,200
                                                               -----------------
                                                                     72,932,164

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Big Lots, Inc. 1,2                                  699,700    $     16,037,124
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                            159,500           5,577,715
--------------------------------------------------------------------------------
Dollar Tree Stores,
Inc. 1                                              232,100           6,986,210
--------------------------------------------------------------------------------
Family Dollar Stores,
Inc.                                                205,400           6,024,382
--------------------------------------------------------------------------------
Nordstrom, Inc.                                      40,600           2,003,204
--------------------------------------------------------------------------------
Retail Ventures, Inc. 1                             173,800           3,309,152
                                                               -----------------
                                                                     39,937,787

--------------------------------------------------------------------------------
SPECIALTY RETAIL--5.8%
Abercrombie & Fitch
Co., Cl. A                                           96,300           6,705,369
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                 517,000          15,959,790
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc.                                    209,700           6,544,737
--------------------------------------------------------------------------------
AnnTaylor Stores
Corp. 1                                             149,000           4,893,160
--------------------------------------------------------------------------------
Asbury Automotive
Group, Inc.                                         207,400           4,886,344
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                  183,428           3,910,685
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                     55,600           6,425,136
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                175,400           6,965,134
--------------------------------------------------------------------------------
bebe stores, inc. 2                                 186,000           3,680,940
--------------------------------------------------------------------------------
Blockbuster, Inc.,
Cl. A 1,2                                           908,600           4,806,494
--------------------------------------------------------------------------------
Books-A-Million, Inc. 2                              77,500           1,757,700
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                166,150           8,448,728
--------------------------------------------------------------------------------
Cache, Inc. 1,2                                      69,800           1,761,752
--------------------------------------------------------------------------------
Casual Male Retail
Group, Inc. 1,2                                     240,100           3,133,305
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                   226,650           5,192,552
--------------------------------------------------------------------------------
Charlotte Russe
Holding, Inc. 1,2                                   116,000           3,567,000
--------------------------------------------------------------------------------
Charming Shoppes,
Inc. 1,2                                          1,030,000          13,935,900
--------------------------------------------------------------------------------
Christopher & Banks
Corp.                                               359,000           6,698,940
--------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                  164,600           3,124,108


                   16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
CSK Auto Corp. 1,2                                  133,400    $      2,287,810
--------------------------------------------------------------------------------
Dick's Sporting
Goods, Inc. 1                                        91,200           4,467,888
--------------------------------------------------------------------------------
Dress Barn, Inc.
(The) 1,2                                           643,400          15,010,522
--------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                308,800          11,910,416
--------------------------------------------------------------------------------
Genesco, Inc. 1,2                                   170,000           6,341,000
--------------------------------------------------------------------------------
Group 1 Automotive,
Inc.                                                271,900          14,062,668
--------------------------------------------------------------------------------
Gymboree Corp. 1                                    409,900          15,641,784
--------------------------------------------------------------------------------
Haverty Furniture
Cos., Inc. 2                                         97,500           1,443,000
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The) 2                                        234,600           8,975,796
--------------------------------------------------------------------------------
Midas, Inc. 1,2                                      41,700             959,100
--------------------------------------------------------------------------------
Mothers Work, Inc. 1,2                               21,200             835,068
--------------------------------------------------------------------------------
OfficeMax, Inc.                                     138,100           6,856,665
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1,2                                 69,000           1,351,020
--------------------------------------------------------------------------------
Payless ShoeSource,
Inc. 1                                              585,000          19,199,700
--------------------------------------------------------------------------------
PETsMART, Inc.                                       52,300           1,509,378
--------------------------------------------------------------------------------
RadioShack Corp. 2                                  245,300           4,116,134
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                             551,800          16,283,618
--------------------------------------------------------------------------------
Ross Stores, Inc.                                   193,500           5,669,550
--------------------------------------------------------------------------------
Select Comfort Corp. 1,2                            414,750           7,212,503
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                 97,000           6,167,260
--------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                              93,800           2,964,080
--------------------------------------------------------------------------------
Sonic Automotive,
Inc. 2                                              184,300           5,352,072
--------------------------------------------------------------------------------
Stage Stores, Inc.                                   99,800           3,032,922
--------------------------------------------------------------------------------
Syms Corp. 1                                          7,400             147,334
--------------------------------------------------------------------------------
Tween Brands, Inc. 1,2                              241,700           9,651,081
--------------------------------------------------------------------------------
United Retail Group,
Inc. 1                                               35,200             493,504
--------------------------------------------------------------------------------
West Marine, Inc. 1,2                                28,100             485,287
--------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                           393,400           2,623,978
                                                               -----------------
                                                                    287,448,912

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.8%
Brown Shoe Co., Inc.                                355,800    $     16,985,892
--------------------------------------------------------------------------------
Carter's, Inc. 1                                     36,200             923,100
--------------------------------------------------------------------------------
Cherokee, Inc. 2                                     25,900           1,111,369
--------------------------------------------------------------------------------
Deckers Outdoor
Corp. 1,2                                            54,400           3,261,280
--------------------------------------------------------------------------------
Jones Apparel
Group, Inc.                                         138,000           4,613,340
--------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A 2                               58,900           1,810,586
--------------------------------------------------------------------------------
Kellwood Co. 2                                      337,100          10,962,492
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                  22,600             982,196
--------------------------------------------------------------------------------
Maidenform Brands,
Inc. 1                                               76,900           1,393,428
--------------------------------------------------------------------------------
Perry Ellis
International, Inc. 1,2                              42,600           1,746,600
--------------------------------------------------------------------------------
Phillips/Van Heusen
Corp.                                                33,500           1,680,695
--------------------------------------------------------------------------------
Polo Ralph Lauren
Corp.                                                77,900           6,049,714
--------------------------------------------------------------------------------
Skechers USA, Inc.,
Cl. A 1                                             349,300          11,635,183
--------------------------------------------------------------------------------
Steven Madden Ltd.                                  303,550          10,651,570
--------------------------------------------------------------------------------
True Religion Apparel,
Inc. 1,2                                             66,100           1,011,991
--------------------------------------------------------------------------------
VF Corp.                                             25,700           2,109,456
--------------------------------------------------------------------------------
Volcom, Inc. 1,2                                      9,700             286,829
--------------------------------------------------------------------------------
Wolverine World
Wide, Inc.                                          499,400          14,242,888
                                                               -----------------
                                                                     91,458,609

--------------------------------------------------------------------------------
CONSUMER STAPLES--2.7%
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc.,
Cl. A 1,2                                            34,700           1,248,506
--------------------------------------------------------------------------------
Cott Corp. 1,2                                       74,700           1,068,957
--------------------------------------------------------------------------------
Jones Soda Co. 1,2                                   31,600             388,680
--------------------------------------------------------------------------------
MGP Ingredients,
Inc. 2                                               79,800           1,804,278
--------------------------------------------------------------------------------
Molson Coors Brewing
Co., Cl. B                                           69,400           5,304,936


                   17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
National Beverage
Corp. 2                                              95,580    $      1,340,987
                                                               -----------------
                                                                     11,156,344

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Andersons, Inc.
(The) 2                                               9,400             398,466
--------------------------------------------------------------------------------
Arden Group, Inc.,
Cl. A 2                                              10,198           1,262,614
--------------------------------------------------------------------------------
Casey's General
Stores, Inc. 2                                      177,400           4,177,770
--------------------------------------------------------------------------------
Ingles Markets, Inc.,
Cl. A 2                                              47,000           1,400,130
--------------------------------------------------------------------------------
Longs Drug Stores,
Inc.                                                178,400           7,560,592
--------------------------------------------------------------------------------
Nash Finch Co. 2                                     36,500             996,450
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                275,900          12,923,156
--------------------------------------------------------------------------------
Performance Food
Group Co. 1,2                                        96,300           2,661,732
--------------------------------------------------------------------------------
Rite Aid Corp. 1,2                                  276,300           1,503,072
--------------------------------------------------------------------------------
Smart & Final, Inc. 1,2                              53,400           1,009,260
--------------------------------------------------------------------------------
Spartan Stores, Inc. 2                               99,600           2,084,628
--------------------------------------------------------------------------------
Weis Markets, Inc. 2                                 25,800           1,034,838
--------------------------------------------------------------------------------
Wild Oats Markets,
Inc. 1,2                                             61,600             885,808
                                                               -----------------
                                                                     37,898,516

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Chiquita Brands
International, Inc. 2                               104,300           1,665,671
--------------------------------------------------------------------------------
Corn Products
International, Inc.                                  69,000           2,383,260
--------------------------------------------------------------------------------
Dean Foods Co. 1                                    124,300           5,255,404
--------------------------------------------------------------------------------
Delta & Pine Land Co.                               207,900           8,409,555
--------------------------------------------------------------------------------
Flowers Foods, Inc. 2                               121,500           3,279,285
--------------------------------------------------------------------------------
Gold Kist Holdings,
Inc. 1                                               12,000             252,240
--------------------------------------------------------------------------------
J&J Snack Foods
Corp. 2                                              47,746           1,976,684

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Premium Standard
Farms, Inc.                                          89,200    $      1,656,444
--------------------------------------------------------------------------------
Reddy Ice Holdings,
Inc.                                                 42,600           1,099,932
--------------------------------------------------------------------------------
Seaboard Corp. 2                                      3,720           6,565,800
                                                               -----------------
                                                                     32,544,275

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Energizer Holdings,
Inc. 1                                               76,500           5,430,735
--------------------------------------------------------------------------------
Spectrum Brands,
Inc. 1,2                                             23,400             255,060
--------------------------------------------------------------------------------
WD-40 Co. 2                                          17,900             624,173
                                                               -----------------
                                                                      6,309,968

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
Chattem, Inc. 1,2                                   117,700           5,894,416
--------------------------------------------------------------------------------
Estee Lauder Cos.,
Inc. (The), Cl. A                                    58,200           2,375,724
--------------------------------------------------------------------------------
Mannatech, Inc. 2                                    93,027           1,370,288
--------------------------------------------------------------------------------
NBTY, Inc. 1                                        355,800          14,790,606
--------------------------------------------------------------------------------
Physicians Formula
Holdings, Inc. 1                                    196,900           3,680,061
--------------------------------------------------------------------------------
Playtex Products,
Inc. 1,2                                            124,100           1,785,799
--------------------------------------------------------------------------------
USANA Health
Sciences, Inc. 1,2                                  119,000           6,147,540
                                                               -----------------
                                                                     36,044,434

--------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./Carolina
Group                                                47,400           3,067,728
--------------------------------------------------------------------------------
UST, Inc.                                           124,400           7,240,080
                                                               -----------------
                                                                     10,307,808

--------------------------------------------------------------------------------
ENERGY--5.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.3%
Basic Energy Services,
Inc. 1,2                                             89,400           2,203,710
--------------------------------------------------------------------------------
Dril-Quip, Inc. 1,2                                 132,500           5,188,700


                   18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Ensign Energy
Services, Inc.                                      243,500    $      3,839,956
--------------------------------------------------------------------------------
Global Industries
Ltd. 1                                              161,700           2,108,568
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                               1,741,100          11,943,946
--------------------------------------------------------------------------------
Gulfmark Offshore,
Inc. 1                                               77,000           2,880,570
--------------------------------------------------------------------------------
Horizon North
Logistics, Inc. 1                                    16,963              51,784
--------------------------------------------------------------------------------
Hornbeck Offshore
Services, Inc. 1,2                                  125,300           4,473,210
--------------------------------------------------------------------------------
Hydril Co. 1                                         82,400           6,195,656
--------------------------------------------------------------------------------
Input/Output, Inc. 1,2                              491,500           6,699,145
--------------------------------------------------------------------------------
Leader Energy
Services Ltd. 1,3                                   612,800             867,058
--------------------------------------------------------------------------------
Lone Star
Technologies, Inc. 1                                318,900          15,437,949
--------------------------------------------------------------------------------
Lufkin Industries, Inc. 2                             4,900             284,592
--------------------------------------------------------------------------------
Matrix Service Co. 1,2                              100,500           1,618,050
--------------------------------------------------------------------------------
NATCO Group, Inc.,
Cl. A 1,2                                            80,300           2,559,964
--------------------------------------------------------------------------------
North American
Energy Partners, Inc. 1                             257,200           4,187,216
--------------------------------------------------------------------------------
Parker Drilling Co. 1                             1,062,200           8,678,174
--------------------------------------------------------------------------------
Pason Systems, Inc.                                  87,200             991,529
--------------------------------------------------------------------------------
Patterson-UTI Energy,
Inc.                                                 53,200           1,235,836
--------------------------------------------------------------------------------
Savanna Energy
Services Corp. 1                                     45,952             746,328
--------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                              56,300           5,581,582
--------------------------------------------------------------------------------
Technicoil Corp. 1                                   92,900              83,647
--------------------------------------------------------------------------------
Technicoil Corp. 1                                  896,900             807,568
--------------------------------------------------------------------------------
Tidewater, Inc.                                     111,300           5,382,468
--------------------------------------------------------------------------------
Trican Well Service
Ltd.                                                133,300           2,322,734
--------------------------------------------------------------------------------
Trico Marine
Services, Inc. 1,2                                   72,900           2,792,799
--------------------------------------------------------------------------------
Universal Compression
Holdings, Inc. 1,2                                   95,200           5,912,872

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Veritas DGC, Inc. 1                                  99,900    $      8,554,437
--------------------------------------------------------------------------------
W-H Energy Services,
Inc. 1                                               36,900           1,796,661
                                                               -----------------
                                                                    115,426,709

--------------------------------------------------------------------------------
OIL & GAS--2.7%
Alberta Clipper
Energy, Inc. 1                                       93,278             482,328
--------------------------------------------------------------------------------
Alon USA Energy,
Inc. 2                                              252,400           6,640,644
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                 728,400           2,560,940
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                 162,100             569,918
--------------------------------------------------------------------------------
Birchcliff Energy Ltd. 1                             44,200             155,021
--------------------------------------------------------------------------------
Capitol Energy
Resources Ltd. 1                                    275,500           1,008,777
--------------------------------------------------------------------------------
Celtic Exploration
Ltd. 1                                               66,100             788,450
--------------------------------------------------------------------------------
Celtic Exploration
Ltd. 1                                               52,200             622,649
--------------------------------------------------------------------------------
Comstock Resources,
Inc. 1,2                                             39,300           1,220,658
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                               143,100           1,553,527
--------------------------------------------------------------------------------
Delek US Holdings,
Inc.                                                 28,000             458,920
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                20,000              42,533
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                               315,000             669,897
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                 15,800             467,842
--------------------------------------------------------------------------------
Edge Petroleum
Corp. 1,2                                            12,000             218,880
--------------------------------------------------------------------------------
Ember Resources, Inc. 1                              49,278             108,600
--------------------------------------------------------------------------------
Ember Resources, Inc. 1                             105,300             232,064
--------------------------------------------------------------------------------
Foundation Coal
Holdings, Inc.                                      402,700          12,789,752
--------------------------------------------------------------------------------
Frontier Oil Corp.                                  183,600           5,276,664
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Cl. A 1                                             122,400           1,897,691
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Subscription Receipts 1                             138,750           2,151,181
--------------------------------------------------------------------------------
General Maritime
Corp. 2                                             218,400           7,685,496


                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Giant Industries, Inc. 1                              5,600    $        419,720
--------------------------------------------------------------------------------
Harvest Natural
Resources, Inc. 1,2                                  12,400             131,812
--------------------------------------------------------------------------------
Highpine Oil & Gas
Ltd. 1                                                6,582              88,614
--------------------------------------------------------------------------------
Highpine Oil & Gas
Ltd. 1                                               19,900             267,916
--------------------------------------------------------------------------------
Holly Corp.                                         112,800           5,797,920
--------------------------------------------------------------------------------
Kereco Energy Ltd. 1                                277,684           1,766,853
--------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                              220,500             665,575
--------------------------------------------------------------------------------
Midnight Oil
Exploration Ltd. 1                                  556,050           1,130,076
--------------------------------------------------------------------------------
Mission Oil & Gas,
Inc. 1                                               57,348             622,092
--------------------------------------------------------------------------------
Mission Oil & Gas,
Inc. 1,4                                             79,100             858,050
--------------------------------------------------------------------------------
Newfield Exploration
Co. 1                                                27,600           1,268,220
--------------------------------------------------------------------------------
OMI Corp. 2                                         389,700           8,249,949
--------------------------------------------------------------------------------
Open Range Energy
Corp. 1                                              10,090              28,553
--------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                          87,800           4,943,140
--------------------------------------------------------------------------------
Paramount Resources
Ltd., Cl. A 1                                       240,700           4,953,737
--------------------------------------------------------------------------------
Pogo Producing Co. 2                                 30,700           1,487,108
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                  64,500             710,736
--------------------------------------------------------------------------------
ProspEx Resources
Ltd. 1                                              369,740           1,407,748
--------------------------------------------------------------------------------
Real Resources, Inc. 1                               48,900             700,279
--------------------------------------------------------------------------------
Redstar Oil & Gas,
Inc. 1                                              364,045             399,586
--------------------------------------------------------------------------------
Rosetta Resources,
Inc. 1                                                9,700             181,099
--------------------------------------------------------------------------------
Sound Energy Trust                                  125,183             548,544
--------------------------------------------------------------------------------
St. Mary Land &
Exploration Co. 2                                    25,700             946,788
--------------------------------------------------------------------------------
Sunoco, Inc.                                        117,400           7,321,064
--------------------------------------------------------------------------------
Sure Energy, Inc. 1                                  70,941              57,184
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                 95,600           4,283,836

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Teekay Shipping
Corp.                                                11,300    $        492,906
--------------------------------------------------------------------------------
Tesoro Corp.                                         77,000           5,064,290
--------------------------------------------------------------------------------
Thunder Energy
Trust                                               102,132             496,581
--------------------------------------------------------------------------------
True Energy Trust                                    16,836             108,135
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                 387,400           1,046,443
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                               275,000             742,829
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                 397,100           1,072,645
--------------------------------------------------------------------------------
USEC, Inc. 1,2                                    1,163,200          14,795,904
--------------------------------------------------------------------------------
VAALCO Energy,
Inc. 1,2                                            344,200           2,323,350
--------------------------------------------------------------------------------
Vero Energy, Inc. 1                                  30,617             159,104
--------------------------------------------------------------------------------
Western Refining,
Inc. 2                                              372,400           9,481,304
--------------------------------------------------------------------------------
Zenas Energy Corp. 1                                239,900             641,845
                                                               -----------------
                                                                    133,263,967

--------------------------------------------------------------------------------
FINANCIALS--12.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Cohen & Steers, Inc. 2                              152,100           6,109,857
--------------------------------------------------------------------------------
Janus Capital Group,
Inc.                                                230,000           4,965,700
--------------------------------------------------------------------------------
KBW, Inc. 1                                          16,700             490,813
--------------------------------------------------------------------------------
Knight Capital Group,
Inc., Cl. A 1,2                                     803,800          15,408,846
--------------------------------------------------------------------------------
Lazard Ltd., Cl. A 2                                 25,400           1,202,436
--------------------------------------------------------------------------------
Penson Worldwide,
Inc. 1,2                                                751              20,585
--------------------------------------------------------------------------------
Piper Jaffray Cos.,
Inc. 1,2                                            218,700          14,248,305
--------------------------------------------------------------------------------
Stifel Financial
Corp. 1,2                                            21,200             831,676
--------------------------------------------------------------------------------
SWS Group, Inc. 2                                    85,600           3,055,920
                                                               -----------------
                                                                     46,334,138

--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.9%
BancorpSouth, Inc.                                   45,500           1,220,310
--------------------------------------------------------------------------------
Banner Corp. 2                                       16,100             713,874


                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Citizens Banking Corp.                               12,000    $        318,000
--------------------------------------------------------------------------------
City Holding Co.                                     50,200           2,052,678
--------------------------------------------------------------------------------
Columbia Banking
System, Inc. 2                                       35,406           1,243,459
--------------------------------------------------------------------------------
Community Trust
Bancorp, Inc. 2                                      13,028             541,053
--------------------------------------------------------------------------------
Financial Institutions,
Inc. 2                                                4,700             108,335
--------------------------------------------------------------------------------
First Citizens BancShares,
Inc., Cl. A                                           9,100           1,844,024
--------------------------------------------------------------------------------
First Security Group,
Inc.                                                122,800           1,415,884
--------------------------------------------------------------------------------
First South Bancorp,
Inc. 2                                                4,300             137,127
--------------------------------------------------------------------------------
Frontier Financial
Corp. 2                                              71,850           2,100,176
--------------------------------------------------------------------------------
Greater Bay Bancorp                                 251,200           6,614,096
--------------------------------------------------------------------------------
Greene County
Bancshares, Inc. 2                                    9,500             377,435
--------------------------------------------------------------------------------
Hancock Holding
Co. 2                                               113,500           5,997,340
--------------------------------------------------------------------------------
Hanmi Financial
Corp.                                               142,300           3,206,019
--------------------------------------------------------------------------------
Independent Bank
Corp. 2                                              40,982           1,036,435
--------------------------------------------------------------------------------
Intervest Bancshares
Corp. 1,2                                            55,000           1,892,550
--------------------------------------------------------------------------------
National Penn
Bancshares, Inc. 2                                    8,873             179,678
--------------------------------------------------------------------------------
Porter Bancorp, Inc.                                 18,100             401,639
--------------------------------------------------------------------------------
Preferred Bank                                       23,200           1,394,088
--------------------------------------------------------------------------------
PrivateBancorp, Inc. 2                               41,000           1,706,830
--------------------------------------------------------------------------------
Provident Bankshares
Corp. 2                                              76,484           2,722,830
--------------------------------------------------------------------------------
Republic Bancorp, Inc.,
Cl. A 2                                              16,700             419,003
--------------------------------------------------------------------------------
Southwest Bancorp,
Inc.                                                 18,600             518,196
--------------------------------------------------------------------------------
Sterling Bancshares,
Inc. 2                                               48,250             628,215

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Sterling Financial
Corp., Western US 2                                 183,183    $      6,193,417
--------------------------------------------------------------------------------
Taylor Capital
Group, Inc.                                           3,400             124,474
--------------------------------------------------------------------------------
Union Bankshares
Corp. 2                                               2,200              67,298
--------------------------------------------------------------------------------
United Community
Banks, Inc. 2                                        16,600             536,512
                                                               -----------------
                                                                     45,710,975

--------------------------------------------------------------------------------
CONSUMER FINANCE--1.1%
Advanta Corp., Cl. B 2                              254,300          11,095,109
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                 215,100           5,414,067
--------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                 88,000           2,678,720
--------------------------------------------------------------------------------
Cash America
International, Inc.                                 266,900          12,517,610
--------------------------------------------------------------------------------
Credit Acceptance
Corp. 1,2                                            23,879             795,887
--------------------------------------------------------------------------------
Dollar Financial
Corp. 1                                              55,600           1,549,016
--------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1,2                             237,000           3,851,250
--------------------------------------------------------------------------------
First Cash Financial
Services, Inc. 1                                     45,500           1,177,085
--------------------------------------------------------------------------------
First Marblehead
Corp. (The) 2                                       102,450           5,598,893
--------------------------------------------------------------------------------
World Acceptance
Corp. 1,2                                           244,500          11,479,275
                                                               -----------------
                                                                     56,156,912

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.2%
IntercontinentalExchange,
Inc. 1                                               21,000           2,265,900
--------------------------------------------------------------------------------
International Securities
Exchange, Inc., Cl. A 2                             145,200           6,793,908
--------------------------------------------------------------------------------
Medallion Financial
Corp. 2                                              14,800             183,076
--------------------------------------------------------------------------------
Resource America,
Inc., Cl. A 2                                        10,300             271,920
                                                               -----------------
                                                                      9,514,804


                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE--3.8%
Affirmative Insurance Holdings, Inc.                 28,204   $         458,879
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                          76,800           6,840,576
--------------------------------------------------------------------------------
American Financial Group, Inc.                       27,300             980,343
--------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                  76,750           3,073,070
--------------------------------------------------------------------------------
Argonaut Group, Inc. 1                              201,300           7,017,318
--------------------------------------------------------------------------------
Assurant, Inc.                                      128,100           7,077,525
--------------------------------------------------------------------------------
Bristol West Holdings, Inc.                         104,900           1,660,567
--------------------------------------------------------------------------------
CNA Financial Corp. 1                                90,400           3,644,928
--------------------------------------------------------------------------------
CNA Surety Corp. 1                                  134,400           2,889,600
--------------------------------------------------------------------------------
Commerce Group, Inc. (The)                           81,200           2,415,700
--------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1,2           44,400           1,041,180
--------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A 2               258,775          10,470,037
--------------------------------------------------------------------------------
Direct General Corp. 2                              113,000           2,332,320
--------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                         65,200           1,277,268
--------------------------------------------------------------------------------
EMC Insurance Group, Inc. 2                          38,900           1,327,268
--------------------------------------------------------------------------------
FBL Financial Group,Inc., Cl. A 2                    33,100           1,293,548
--------------------------------------------------------------------------------
First Mercury Financial Corp. 1                      27,600             649,152
--------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                       48,740           1,899,398
--------------------------------------------------------------------------------
Great American Financial Resources, Inc. 2           13,400             308,870
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                       101,600           4,958,080
--------------------------------------------------------------------------------
Harleysville Group, Inc.                            162,100           5,644,322
--------------------------------------------------------------------------------
Horace Mann
Educators Corp.                                     179,900           3,633,980

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Infinity Property &
Casualty Corp.                                      179,900   $       8,705,361
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                     4,000             125,800
--------------------------------------------------------------------------------
LandAmerica Financial
Group, Inc. 2                                         7,100             448,081
--------------------------------------------------------------------------------
Markel Corp. 1                                        3,400           1,632,340
--------------------------------------------------------------------------------
MBIA, Inc. 2                                        101,900           7,444,814
--------------------------------------------------------------------------------
Meadowbrook
Insurance Group, Inc. 1                             138,400           1,368,776
--------------------------------------------------------------------------------
Midland Co. (The) 2                                  11,700             490,815
--------------------------------------------------------------------------------
National Western
Life Insurance Co.,
Cl. A 2                                               4,200             966,588
--------------------------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A                                77,400           4,195,080
--------------------------------------------------------------------------------
Odyssey Re Holdings
Corp. 2                                              43,200           1,611,360
--------------------------------------------------------------------------------
Ohio Casualty Corp.                                 424,100          12,642,421
--------------------------------------------------------------------------------
Old Republic
International Corp.                                 116,350           2,708,628
--------------------------------------------------------------------------------
OneBeacon Insurance
Group Ltd. 1                                        122,300           3,424,400
--------------------------------------------------------------------------------
Partnerre Holdings
Ltd.                                                 53,800           3,821,414
--------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                            562,700           8,941,303
--------------------------------------------------------------------------------
Presidential Life
Corp. 2                                              56,800           1,246,760
--------------------------------------------------------------------------------
ProCentury Corp.                                    106,700           1,973,950
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                     20,600           1,147,420
--------------------------------------------------------------------------------
RenaissanceRe
Holdings Ltd.                                        33,100           1,986,000
--------------------------------------------------------------------------------
RLI Corp.                                            76,300           4,304,846
--------------------------------------------------------------------------------
Safeco Corp.                                         99,700           6,236,235
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc.                                         117,100           5,938,141
--------------------------------------------------------------------------------
Seabright Insurance
Holdings, Inc. 1                                     38,300             689,783
--------------------------------------------------------------------------------
Selective Insurance
Group, Inc. 2                                       151,400           8,673,706


                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
State Auto Financial
Corp.                                                93,000   $       3,229,890
--------------------------------------------------------------------------------
Torchmark Corp.                                      36,500           2,327,240
--------------------------------------------------------------------------------
Tower Group, Inc. 2                                  77,800           2,417,246
--------------------------------------------------------------------------------
Transatlantic Holdings,
Inc.                                                  4,700             291,870
--------------------------------------------------------------------------------
U.S.I. Holdings
Corp. 1,2                                            42,300             649,728
--------------------------------------------------------------------------------
United America
Indemnity Ltd., Cl. A 1                              73,657           1,865,732
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                    42,000             782,880
--------------------------------------------------------------------------------
Zenith National
Insurance Corp.                                     311,100          14,593,701
                                                              ------------------
                                                                    187,776,238

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--3.2%
Acadia Realty Trust 2                                31,600             790,632
--------------------------------------------------------------------------------
Agree Realty Corp. 2                                 56,600           1,945,342
--------------------------------------------------------------------------------
Alexandria Real Estate
Equities, Inc.                                       40,300           4,046,120
--------------------------------------------------------------------------------
AMB Property Corp.                                   25,800           1,512,138
--------------------------------------------------------------------------------
American Home
Mortgage Investment
Corp. 2                                              22,100             776,152
--------------------------------------------------------------------------------
Ashford Hospitality
Trust                                                67,400             839,130
--------------------------------------------------------------------------------
Associated Estates
Realty Corp. 2                                       35,000             480,900
--------------------------------------------------------------------------------
BioMed Realty
Trust, Inc. 2                                        92,600           2,648,360
--------------------------------------------------------------------------------
Brandywine Realty
Trust                                               125,192           4,162,634
--------------------------------------------------------------------------------
BRE Properties, Inc.,
Cl. A 2                                              12,300             799,746
--------------------------------------------------------------------------------
Camden Property
Trust                                                19,700           1,454,845
--------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                8,700             434,478
--------------------------------------------------------------------------------
CapitalSource, Inc. 2                               131,600           3,593,996
--------------------------------------------------------------------------------
CBL & Associates
Properties, Inc.                                     75,900           3,290,265

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Cedar Shopping
Centers, Inc.                                        29,800   $         474,118
--------------------------------------------------------------------------------
CentraCore Properties
Trust 2                                              14,900             481,717
--------------------------------------------------------------------------------
Colonial Properties
Trust 2                                              65,825           3,085,876
--------------------------------------------------------------------------------
Corporate Office
Properties Trust                                     67,500           3,406,725
--------------------------------------------------------------------------------
Crescent Real
Estate Equities, Inc.                                55,200           1,090,200
--------------------------------------------------------------------------------
DCT Industrial
Trust, Inc.                                         189,800           2,239,640
--------------------------------------------------------------------------------
DiamondRock
Hospitality Co.                                     206,400           3,717,264
--------------------------------------------------------------------------------
Digital Realty Trust,
Inc.                                                 88,300           3,022,509
--------------------------------------------------------------------------------
Duke Realty
Investments, Inc.                                    18,300             748,470
--------------------------------------------------------------------------------
EastGroup Properties,
Inc. 2                                               36,700           1,965,652
--------------------------------------------------------------------------------
Entertainment
Properties Trust                                     33,700           1,969,428
--------------------------------------------------------------------------------
Equity Inns, Inc. 2                                 157,100           2,507,316
--------------------------------------------------------------------------------
Equity Lifestyle Properties,
Inc.                                                  8,800             478,984
--------------------------------------------------------------------------------
Equity One, Inc. 2                                  102,900           2,743,314
--------------------------------------------------------------------------------
Federal Realty
Investment Trust                                     25,300           2,150,500
--------------------------------------------------------------------------------
FelCor Lodging
Trust, Inc.                                          69,600           1,520,064
--------------------------------------------------------------------------------
First Industrial
Realty Trust, Inc. 2                                 90,300           4,234,167
--------------------------------------------------------------------------------
First Potomac
Realty Trust                                          6,200             180,482
--------------------------------------------------------------------------------
Franklin Street
Properties Corp.                                      7,400             155,770
--------------------------------------------------------------------------------
Friedman, Billings,
Ramsey Group, Inc.,
Cl. A 2                                              22,800             182,400
--------------------------------------------------------------------------------
Glimcher Realty
Trust 2                                              46,300           1,236,673


                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS
Continued
Gramercy Capital
Corp. 2                                              36,300   $       1,121,307
--------------------------------------------------------------------------------
Health Care REIT, Inc. 2                             48,900           2,103,678
--------------------------------------------------------------------------------
Healthcare Realty
Trust, Inc. 2                                        47,500           1,878,150
--------------------------------------------------------------------------------
Highland Hospitality Corp.                           90,000           1,282,500
--------------------------------------------------------------------------------
Highwoods Properties, Inc.                           85,100           3,468,676
--------------------------------------------------------------------------------
Home Properties of New York, Inc.                    71,600           4,243,732
--------------------------------------------------------------------------------
Hospitality Properties Trust                         58,600           2,785,258
--------------------------------------------------------------------------------
HRPT Properties Trust 2                              50,700             626,145
--------------------------------------------------------------------------------
Inland Real Estate Corp. 2                           63,200           1,183,104
--------------------------------------------------------------------------------
Innkeepers USA Trust                                 61,600             954,800
--------------------------------------------------------------------------------
iStar Financial, Inc.                                 7,500             358,650
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                  26,100           2,035,800
--------------------------------------------------------------------------------
Kimco Realty Corp.                                    4,979             223,806
--------------------------------------------------------------------------------
Kite Realty Group Trust                               7,400             137,788
--------------------------------------------------------------------------------
KKR Financial Corp.                                  47,800           1,280,562
--------------------------------------------------------------------------------
LaSalle Hotel Properties                             37,800           1,733,130
--------------------------------------------------------------------------------
Lexington Realty Trust 2                             69,900           1,567,158
--------------------------------------------------------------------------------
Liberty Property Trust 2                             61,600           3,027,024
--------------------------------------------------------------------------------
Longview Fibre Co.
Real Estate Investment Trust                        120,381           2,642,363
--------------------------------------------------------------------------------
LTC Properties, Inc. 2                               52,500           1,433,775
--------------------------------------------------------------------------------
Macerich Co. (The)                                    6,500             562,705
--------------------------------------------------------------------------------
Mack-Cali Realty Corp.                               42,200           2,152,200
--------------------------------------------------------------------------------
Maguire Properties, Inc.                             80,800           3,232,000

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Mid-America Apartment
Communities, Inc.                                    57,000   $       3,262,680
--------------------------------------------------------------------------------
National Retail
Properties, Inc. 2                                  129,100           2,962,845
--------------------------------------------------------------------------------
Nationwide Health
Properties, Inc. 2                                   95,700           2,892,054
--------------------------------------------------------------------------------
Newcastle Investment
Corp. 2                                              18,500             579,420
--------------------------------------------------------------------------------
Omega Healthcare
Investors, Inc. 2                                    38,300             678,676
--------------------------------------------------------------------------------
Parkway Properties,
Inc. 2                                               28,600           1,458,886
--------------------------------------------------------------------------------
Pennsylvania Real Estate
Investment Trust 2                                   53,700           2,114,706
--------------------------------------------------------------------------------
Post Properties, Inc.                                48,000           2,193,600
--------------------------------------------------------------------------------
PS Business Parks, Inc.                              37,900           2,679,909
--------------------------------------------------------------------------------
RAIT Financial Trust 2                                7,400             255,152
--------------------------------------------------------------------------------
Ramco-Gershenson
Properties Trust 2                                   26,500           1,010,710
--------------------------------------------------------------------------------
Realty Income Corp. 2                                66,700           1,847,590
--------------------------------------------------------------------------------
Reckson Associates
Realty Corp.                                         12,300             560,880
--------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                 9,400             545,952
--------------------------------------------------------------------------------
Regency Centers
Corp.                                                18,300           1,430,511
--------------------------------------------------------------------------------
Senior Housing
Properties Trust 2                                  149,300           3,654,864
--------------------------------------------------------------------------------
SL Green Realty Corp.                                10,800           1,434,024
--------------------------------------------------------------------------------
Sovran Self Storage,
Inc. 2                                               48,500           2,778,080
--------------------------------------------------------------------------------
Spirit Finance Corp. 2                              154,000           1,920,380
--------------------------------------------------------------------------------
Strategic Hotels &
Resorts, Inc.                                       196,700           4,286,093
--------------------------------------------------------------------------------
Sunstone Hotel
Investors, Inc.                                     102,800           2,747,844
--------------------------------------------------------------------------------
Tanger Factory Outlet
Centers, Inc. 2                                      79,800           3,118,584
--------------------------------------------------------------------------------
U-Store-It Real Estate
Investment Trust 2                                   39,800             817,890
--------------------------------------------------------------------------------
United Dominion
Realty Trust, Inc. 2                                 77,500           2,463,725


                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Ventas, Inc.                                         71,200   $       3,013,184
--------------------------------------------------------------------------------
Washington Real Estate
Investment Trust 2                                   67,900           2,716,000
--------------------------------------------------------------------------------
Weingarten Realty
Investors 2                                          39,400           1,816,734
--------------------------------------------------------------------------------
Winston Hotels, Inc. 2                               32,900             435,925
                                                              ------------------
                                                                    160,077,216

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
CB Richard Ellis Group,
Inc., Cl. A 1                                       133,500           4,432,200
--------------------------------------------------------------------------------
Stratus Properties, Inc. 1                           16,166             517,312
                                                              ------------------
                                                                      4,949,512

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.9%
Bank Mutual Corp. 2                                 113,294           1,371,990
--------------------------------------------------------------------------------
BankUnited Financial
Corp., Cl. A 2                                       47,700           1,333,692
--------------------------------------------------------------------------------
Citizens First Bancorp,
Inc. 2                                               11,600             356,584
--------------------------------------------------------------------------------
Corus Bankshares,
Inc. 2                                              489,100          11,283,537
--------------------------------------------------------------------------------
Downey Financial
Corp. 2                                               2,300             166,934
--------------------------------------------------------------------------------
Federal Agricultural Mortgage
Corp., Non-Vtg. 2                                    49,000           1,329,370
--------------------------------------------------------------------------------
First Defiance
Financial Corp.                                       3,700             112,110
--------------------------------------------------------------------------------
First Financial
Holdings, Inc. 2                                     17,000             666,060
--------------------------------------------------------------------------------
First Niagara Financial
Group, Inc.                                         476,800           7,085,248
--------------------------------------------------------------------------------
First Place Financial
Corp. 2                                              16,763             393,763
--------------------------------------------------------------------------------
FirstFed Financial
Corp. 1,2                                           172,200          11,532,234
--------------------------------------------------------------------------------
Fremont General
Corp. 2                                             523,800           8,490,798
--------------------------------------------------------------------------------
ITLA Capital Corp. 2                                  3,900             225,849
--------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                  7,800             130,494

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
MAF Bancorp, Inc. 2                                 112,700   $       5,036,563
--------------------------------------------------------------------------------
MGIC Investment
Corp.                                                83,900           5,247,106
--------------------------------------------------------------------------------
NexCen Brands, Inc. 1,2                              38,600             279,078
--------------------------------------------------------------------------------
Ocwen Financial
Corp. 1,2                                           590,900           9,371,674
--------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                 137,320           4,738,913
--------------------------------------------------------------------------------
PMI Group, Inc.
(The)                                               115,800           5,462,286
--------------------------------------------------------------------------------
Provident Financial
Services, Inc.                                      204,800           3,713,024
--------------------------------------------------------------------------------
Radian Group, Inc.                                   92,200           4,970,502
--------------------------------------------------------------------------------
TierOne Corp. 2                                      65,300           2,064,133
--------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                            107,900           5,920,473
--------------------------------------------------------------------------------
WSFS Financial Corp. 2                               23,000           1,539,390
                                                              ------------------
                                                                     92,821,805

--------------------------------------------------------------------------------
HEALTH CARE--8.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
Alexion Pharmaceuticals,
Inc. 1,2                                             14,700             593,733
--------------------------------------------------------------------------------
Alnylam Pharmaceuticals,
Inc. 1,2                                             10,000             214,000
--------------------------------------------------------------------------------
Applera Corp./Celera
Genomics Group 1                                     59,200             828,208
--------------------------------------------------------------------------------
Array BioPharma, Inc. 1                              11,100             143,412
--------------------------------------------------------------------------------
Digene Corp. 1                                       25,600           1,226,752
--------------------------------------------------------------------------------
Enzon Pharmaceuticals,
Inc. 1,2                                             95,000             808,450
--------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc. 1,2                    29,200             207,320
--------------------------------------------------------------------------------
Isis Pharmaceuticals,
Inc. 1                                              174,000           1,934,880
--------------------------------------------------------------------------------
Ligand Pharmaceuticals,
Inc., Cl. B 1                                        24,400             267,180
--------------------------------------------------------------------------------
Omrix Biopharmaceuticals,
Inc. 1                                               24,600             744,396
--------------------------------------------------------------------------------
OSI Pharmaceuticals,
Inc. 1,2                                             18,400             643,632


                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
QLT PhotoTherapeutics,
Inc. 1,2                                            112,900    $        955,134
--------------------------------------------------------------------------------
Regeneron Pharmaceuticals,
Inc. 1                                               55,000           1,103,850
--------------------------------------------------------------------------------
Savient Pharmaceuticals,
Inc. 1                                              170,787           1,914,522
--------------------------------------------------------------------------------
United Therapeutics
Corp. 1,2                                            57,000           3,099,090
                                                               -----------------
                                                                     14,684,559

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Abaxis, Inc. 1,2                                     35,200             677,600
--------------------------------------------------------------------------------
Advanced Medical
Optics, Inc. 1                                       50,200           1,767,040
--------------------------------------------------------------------------------
Analogic Corp. 2                                        300              16,842
--------------------------------------------------------------------------------
Biosite, Inc. 1,2                                   110,800           5,412,580
--------------------------------------------------------------------------------
Candela Corp. 1                                     107,300           1,327,301
--------------------------------------------------------------------------------
Cholestech Corp. 1,2                                 13,900             256,038
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc.                                       63,600           2,531,916
--------------------------------------------------------------------------------
Datascope Corp. 2                                     5,211             189,889
--------------------------------------------------------------------------------
DJO, Inc. 1,2                                        64,800           2,774,736
--------------------------------------------------------------------------------
Edwards Lifesciences
Corp. 1                                             121,500           5,715,360
--------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                 78,100           2,102,452
--------------------------------------------------------------------------------
Hillenbrand Industries,
Inc. 2                                               22,100           1,258,153
--------------------------------------------------------------------------------
ICU Medical, Inc. 1,2                                23,500             955,980
--------------------------------------------------------------------------------
IDEXX Laboratories,
Inc. 1                                               21,400           1,697,020
--------------------------------------------------------------------------------
Immucor, Inc. 1,2                                   537,750          15,718,433
--------------------------------------------------------------------------------
Integra LifeSciences
Holdings Corp. 1,2                                   74,200           3,160,178
--------------------------------------------------------------------------------
Invacare Corp. 2                                     16,600             407,530
--------------------------------------------------------------------------------
Kinetic Concepts,
Inc. 1,2                                             95,100           3,761,205
--------------------------------------------------------------------------------
Medical Action
Industries, Inc. 1,2                                  1,300              41,912
--------------------------------------------------------------------------------
Mentor Corp. 2                                       94,800           4,632,876
--------------------------------------------------------------------------------
Meridian Bioscience,
Inc. 2                                               28,550             700,332

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Palomar Medical
Technologies, Inc. 1,2                              212,800    $     10,782,576
--------------------------------------------------------------------------------
Quidel Corp. 1,2                                    124,100           1,690,242
--------------------------------------------------------------------------------
West Pharmaceutical
Services, Inc.                                      262,200          13,432,506
--------------------------------------------------------------------------------
Zoll Medical Corp. 1,2                               73,900           4,303,936
                                                               -----------------
                                                                     85,314,633

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.1%
Air Methods Corp. 1,2                                52,800           1,474,176
--------------------------------------------------------------------------------
AMERIGROUP
Corp. 1                                             507,100          18,199,819
--------------------------------------------------------------------------------
AmerisourceBergen
Corp.                                               157,300           7,072,208
--------------------------------------------------------------------------------
Apria Healthcare
Group, Inc. 1,2                                     345,300           9,202,245
--------------------------------------------------------------------------------
Bio-Reference
Laboratories, Inc. 1,2                               24,500             551,005
--------------------------------------------------------------------------------
Centene Corp. 1,2                                   368,200           9,046,674
--------------------------------------------------------------------------------
Chemed Corp.                                        291,900          10,794,462
--------------------------------------------------------------------------------
CorVel Corp. 1                                       31,550           1,500,834
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                        126,000           6,306,300
--------------------------------------------------------------------------------
Cross Country
Healthcare, Inc. 1                                  105,100           2,293,282
--------------------------------------------------------------------------------
Emergency Medical
Services LP, Cl. A 1                                 10,000             209,800
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                              32,100           2,298,360
--------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1,2                                            70,028           3,307,422
--------------------------------------------------------------------------------
Healthspring, Inc. 1,2                              299,300           6,090,755
--------------------------------------------------------------------------------
Healthways, Inc. 1,2                                218,300          10,415,093
--------------------------------------------------------------------------------
HMS Holdings
Corp. 1                                              32,000             484,800
--------------------------------------------------------------------------------
Humana, Inc. 1                                      145,200           8,031,012
--------------------------------------------------------------------------------
InVentiv Health, Inc. 1,2                            44,700           1,580,145
--------------------------------------------------------------------------------
Kindred Healthcare,
Inc. 1                                              371,100           9,370,275
--------------------------------------------------------------------------------
Laboratory Corp. of
America Holdings 1                                  108,800           7,993,536


                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Landauer, Inc. 2                                      1,700    $         89,199
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                   39,386           1,353,303
--------------------------------------------------------------------------------
Lincare
Holdings, Inc. 1                                     53,000           2,111,520
--------------------------------------------------------------------------------
Magellan Health
Services, Inc. 1                                    256,600          11,090,252
--------------------------------------------------------------------------------
Manor Care, Inc.                                      1,900              89,148
--------------------------------------------------------------------------------
MedCath Corp. 1,2                                    52,800           1,444,608
--------------------------------------------------------------------------------
Molina Healthcare,
Inc. 1,2                                            292,900           9,522,179
--------------------------------------------------------------------------------
National HealthCare
Corp. 2                                              15,000             828,000
--------------------------------------------------------------------------------
Odyssey Healthcare,
Inc. 1,2                                             90,400           1,198,704
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                         4,300             210,270
--------------------------------------------------------------------------------
PSS World Medical,
Inc. 1,2                                            216,500           4,228,245
--------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                   45,300             822,195
--------------------------------------------------------------------------------
Visicu, Inc. 1,2                                     13,200             147,840
--------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1                                        59,700           4,113,330
                                                               -----------------
                                                                    153,470,996

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.4%
AMICAS, Inc. 1,2                                     66,000             194,040
--------------------------------------------------------------------------------
Computer Programs
& Systems, Inc. 2                                    36,600           1,244,034
--------------------------------------------------------------------------------
Dendrite International,
Inc. 1                                              116,960           1,252,642
--------------------------------------------------------------------------------
Emdeon Corp. 1                                      452,700           5,608,953
--------------------------------------------------------------------------------
IMS Health, Inc.                                     64,900           1,783,452
--------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                  141,600           2,638,008
--------------------------------------------------------------------------------
Per-Se Technologies,
Inc. 1,2                                             58,610           1,628,186
--------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                             136,800           2,049,264
--------------------------------------------------------------------------------
Trizetto Group, Inc. 1,2                             19,600             360,052
--------------------------------------------------------------------------------
Vital Images, Inc. 1,2                               20,600             716,880
                                                               -----------------
                                                                     17,475,511

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.0%
Albany Molecular
Research, Inc. 1                                      3,200    $         33,792
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                    223,800           8,211,222
--------------------------------------------------------------------------------
Bio-Rad Laboratories,
Inc., Cl. A 1,2                                      49,200           4,059,984
--------------------------------------------------------------------------------
Bruker BioSciences
Corp. 1,2                                           171,800           1,290,218
--------------------------------------------------------------------------------
Charles River Laboratories
International, Inc. 1                                20,000             865,000
--------------------------------------------------------------------------------
Diversa Corp. 1,2                                    12,300             133,824
--------------------------------------------------------------------------------
Illumina, Inc. 1                                     78,500           3,085,835
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                   43,100           2,439,029
--------------------------------------------------------------------------------
Kendle International,
Inc. 1                                               72,500           2,280,125
--------------------------------------------------------------------------------
Luminex Corp. 1,2                                    69,300             880,110
--------------------------------------------------------------------------------
Molecular Devices
Corp. 1,2                                            73,400           1,546,538
--------------------------------------------------------------------------------
Parexel International
Corp. 1                                             165,800           4,803,226
--------------------------------------------------------------------------------
Pharmanet Development
Group, Inc. 1                                        75,900           1,675,113
--------------------------------------------------------------------------------
Thermo Fisher
Scientific, Inc. 1                                  156,600           7,092,414
--------------------------------------------------------------------------------
Varian, Inc. 1                                      203,000           9,092,370
--------------------------------------------------------------------------------
Waters Corp. 1                                       58,300           2,854,951
                                                               -----------------
                                                                     50,343,751

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.6%
Alpharma, Inc., Cl. A                               398,200           9,596,620
--------------------------------------------------------------------------------
BioMimetic Therapeutics,
Inc. 1,2                                            156,200           2,060,278
--------------------------------------------------------------------------------
Bradley Pharmaceuticals,
Inc. 1,2                                            105,700           2,175,306
--------------------------------------------------------------------------------
DepoMed, Inc. 1,2                                    26,336              90,859
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1,2                                  199,400           5,499,452
--------------------------------------------------------------------------------
King Pharmaceuticals,
Inc. 1                                              290,500           4,624,760
--------------------------------------------------------------------------------
Medicines Co.
(The) 1,2                                           141,500           4,488,380


                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
Medicis Pharmaceutical
Corp., Cl. A 2                                      319,000    $     11,206,470
--------------------------------------------------------------------------------
Mylan Laboratories,
Inc.                                                238,100           4,752,476
--------------------------------------------------------------------------------
New River Pharmaceuticals,
Inc. 1,2                                             51,600           2,823,036
--------------------------------------------------------------------------------
Noven Pharmaceuticals,
Inc. 1,2                                            111,200           2,830,040
--------------------------------------------------------------------------------
Pain Therapeutics,
Inc. 1,2                                            252,700           2,249,030
--------------------------------------------------------------------------------
Perrigo Co.                                         296,000           5,120,800
--------------------------------------------------------------------------------
Pozen, Inc. 1,2                                      74,400           1,264,056
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                             400,600           9,614,400
--------------------------------------------------------------------------------
ViroPharma, Inc. 1                                  596,600           8,734,224
--------------------------------------------------------------------------------
Watson Pharmaceuticals,
Inc. 1                                              158,200           4,117,946
                                                               -----------------
                                                                     81,248,133

--------------------------------------------------------------------------------
INDUSTRIALS--16.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
AerCap Holdings NV 1                                263,300           6,103,294
--------------------------------------------------------------------------------
Armor Holdings,
Inc. 1,2                                            131,900           7,234,715
--------------------------------------------------------------------------------
Astronics Corp.,
Cl. B 1                                               7,900             131,930
--------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                  151,200           8,542,800
--------------------------------------------------------------------------------
Cubic Corp. 2                                        10,000             217,000
--------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                               15,900             589,572
--------------------------------------------------------------------------------
DynCorp International,
Inc., Cl. A 1,2                                      79,100           1,255,317
--------------------------------------------------------------------------------
K&F Industries
Holdings, Inc. 1,2                                   86,600           1,966,686
--------------------------------------------------------------------------------
L-3 Communications
Holdings, Inc.                                       30,000           2,453,400
--------------------------------------------------------------------------------
Orbital Sciences
Corp. 1,2                                           628,800          11,595,072
--------------------------------------------------------------------------------
Spirit Aerosystems
Holdings, Inc., Cl. A 1                             149,130           4,991,381
--------------------------------------------------------------------------------
Teledyne Technologies,
Inc. 1                                              170,100           6,826,113

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Triumph Group, Inc. 2                                 3,500    $        183,505
--------------------------------------------------------------------------------
United Industrial
Corp. 2                                              56,700           2,877,525
                                                               -----------------
                                                                     54,968,310

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.7%
ABX Air, Inc. 1                                      88,400             612,612
--------------------------------------------------------------------------------
Atlas Air Worldwide
Holdings, Inc. 1,2                                   96,900           4,312,050
--------------------------------------------------------------------------------
EGL, Inc. 1                                         195,000           5,807,100
--------------------------------------------------------------------------------
Hub Group, Inc.,
Cl. A 1                                             495,890          13,661,770
--------------------------------------------------------------------------------
Pacer International,
Inc.                                                409,700          12,196,769
                                                               -----------------
                                                                     36,590,301

--------------------------------------------------------------------------------
AIRLINES--0.8%
Alaska Air Group,
Inc. 1,2                                            291,800          11,526,100
--------------------------------------------------------------------------------
Allegiant Travel Co. 1                               14,210             398,733
--------------------------------------------------------------------------------
AMR Corp. 1                                         315,200           9,528,496
--------------------------------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1,2                                     219,300           9,046,125
--------------------------------------------------------------------------------
ExpressJet Holdings,
Inc. 1,2                                            232,400           1,882,440
--------------------------------------------------------------------------------
Frontier Airlines
Holdings, Inc. 1,2                                  136,100           1,007,140
--------------------------------------------------------------------------------
Mesa Air Group, Inc. 1,2                              7,900              67,703
--------------------------------------------------------------------------------
SkyWest, Inc.                                       119,200           3,040,792
--------------------------------------------------------------------------------
US Airways Group,
Inc. 1                                               21,500           1,157,775
                                                               -----------------
                                                                     37,655,304

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
American Woodmark
Corp. 2                                              81,700           3,419,145
--------------------------------------------------------------------------------
Ameron International
Corp. 2                                              42,800           3,268,636
--------------------------------------------------------------------------------
Builders FirstSource,
Inc. 1,2                                            178,300           3,179,089


                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS Continued
Goodman Global,
Inc. 1,2                                            139,500    $      2,399,400
--------------------------------------------------------------------------------
Insteel Industries,
Inc. 2                                              122,100           2,172,159
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1                               18,600             231,198
--------------------------------------------------------------------------------
PW Eagle, Inc. 2                                     85,100           2,935,950
--------------------------------------------------------------------------------
Universal Forest
Products, Inc. 2                                    215,800          10,060,596
                                                               -----------------
                                                                     27,666,173

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.2%
ABM Industries, Inc. 2                               17,000             386,070
--------------------------------------------------------------------------------
Acco Brands Corp. 1                                  37,500             992,625
--------------------------------------------------------------------------------
Administaff, Inc. 2                                 346,200          14,806,974
--------------------------------------------------------------------------------
Allied Waste
Industries, Inc. 1                                  189,920           2,334,117
--------------------------------------------------------------------------------
American Ecology
Corp. 2                                              14,300             264,693
--------------------------------------------------------------------------------
American
Reprographics
Co. 1,2                                             110,100           3,667,431
--------------------------------------------------------------------------------
AMREP Corp. 2                                        17,400           2,131,500
--------------------------------------------------------------------------------
Avery-Dennison Corp.                                 35,500           2,411,515
--------------------------------------------------------------------------------
Banta Corp.                                         186,600           6,792,240
--------------------------------------------------------------------------------
Bowne & Co., Inc.                                    41,400             659,916
--------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                      283,100           1,973,207
--------------------------------------------------------------------------------
CDI Corp. 2                                           4,700             117,030
--------------------------------------------------------------------------------
Central Parking Corp. 2                              87,400           1,573,200
--------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                    411,800           8,730,160
--------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                             130,500           6,317,505
--------------------------------------------------------------------------------
COMSYS IT Partners,
Inc. 1,2                                             94,100           1,901,761
--------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1                                    111,900           6,609,933
--------------------------------------------------------------------------------
Cornell Corrections,
Inc. 1,2                                             24,500             449,085
--------------------------------------------------------------------------------
Corrections Corp. of
America 1                                            68,500           3,098,255

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Covanta Holding
Corp. 1                                             242,400    $      5,342,496
--------------------------------------------------------------------------------
CRA International,
Inc. 1,2                                             34,000           1,781,600
--------------------------------------------------------------------------------
Deluxe Corp. 2                                      376,000           9,475,200
--------------------------------------------------------------------------------
Diamond Management
& Technology
Consultants, Inc. 2                                  35,600             442,864
--------------------------------------------------------------------------------
Donnelley (R.R.) &
Sons Co.                                            103,400           3,674,836
--------------------------------------------------------------------------------
Ennis, Inc. 2                                       124,600           3,047,716
--------------------------------------------------------------------------------
Exponent, Inc. 1,2                                  106,100           1,979,826
--------------------------------------------------------------------------------
First Consulting
Group, Inc. 1,2                                      36,300             499,488
--------------------------------------------------------------------------------
Geo Group, Inc.
(The) 1,2                                            42,800           1,605,856
--------------------------------------------------------------------------------
Harland (John H.) Co.                               318,600          15,993,720
--------------------------------------------------------------------------------
Healthcare Services
Group, Inc. 2                                        53,475           1,548,636
--------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1                                85,758           3,632,709
--------------------------------------------------------------------------------
ICT Group, Inc. 1,2                                  68,600           2,167,074
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                  105,700           4,173,036
--------------------------------------------------------------------------------
Ikon Office Solutions,
Inc.                                                910,200          14,899,974
--------------------------------------------------------------------------------
Kelly Services, Inc.,
Cl. A 2                                              15,700             454,358
--------------------------------------------------------------------------------
Kenexa Corp. 1,2                                     39,500           1,313,770
--------------------------------------------------------------------------------
Kforce, Inc. 1,2                                    119,300           1,451,881
--------------------------------------------------------------------------------
Knoll, Inc.                                         350,800           7,717,600
--------------------------------------------------------------------------------
Korn-Ferry
International 1,2                                   655,200          15,043,392
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                 773,200          14,172,756
--------------------------------------------------------------------------------
Manpower, Inc.                                       93,200           6,983,476
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                63,900           2,323,404
--------------------------------------------------------------------------------
On Assignment, Inc. 1,2                             104,400           1,226,700
--------------------------------------------------------------------------------
PeopleSupport, Inc. 1,2                              90,100           1,896,605
--------------------------------------------------------------------------------
PHH Corp. 1,2                                       245,700           7,093,359
--------------------------------------------------------------------------------
Pike Electric Corp. 1                                76,700           1,252,511


                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Resources Connection,
Inc. 1,2                                             11,100    $        353,424
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                  66,300           2,461,056
--------------------------------------------------------------------------------
SAIC, Inc. 1,2                                       33,100             588,849
--------------------------------------------------------------------------------
School Specialty, Inc. 1                             21,700             813,533
--------------------------------------------------------------------------------
SITEL Corp. 1                                       130,200             549,444
--------------------------------------------------------------------------------
Spherion Corp. 1                                    316,800           2,353,824
--------------------------------------------------------------------------------
Standard Register
Co. (The) 2                                          33,700             404,400
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                              256,300           4,654,408
--------------------------------------------------------------------------------
Team, Inc. 1,2                                       43,000           1,497,690
--------------------------------------------------------------------------------
TeleTech Holdings,
Inc. 1,2                                             65,000           1,552,200
--------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                606,867          10,978,224
--------------------------------------------------------------------------------
United Stationers,
Inc. 1                                               73,900           3,450,391
--------------------------------------------------------------------------------
Viad Corp.                                          279,600          11,351,760
--------------------------------------------------------------------------------
Volt Information
Sciences, Inc. 1,2                                   96,900           4,865,349
--------------------------------------------------------------------------------
Waste Industries
USA, Inc. 2                                          28,000             854,560
--------------------------------------------------------------------------------
Watson Wyatt &
Co. Holdings 2                                      332,500          15,012,375
                                                               -----------------
                                                                    258,153,547

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.9%
Baker (Michael)
Corp. 1,2                                            18,500             419,025
--------------------------------------------------------------------------------
Chicago Bridge & Iron
Co. NV                                              146,000           3,991,640
--------------------------------------------------------------------------------
Comfort Systems
USA, Inc.                                           218,800           2,765,632
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                 288,200          16,384,170
--------------------------------------------------------------------------------
Granite Construction,
Inc.                                                 95,200           4,790,464
--------------------------------------------------------------------------------
Infrasource Services,
Inc. 1                                              421,300           9,171,701
--------------------------------------------------------------------------------
Insituform Technologies,
Inc., Cl. A 1,2                                      17,300             447,378
--------------------------------------------------------------------------------
Perini Corp. 1                                       57,000           1,754,460

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING Continued
Quanta Services,
Inc. 1,2                                            204,600    $      4,024,482
--------------------------------------------------------------------------------
Sterling Construction
Co., Inc. 1,2                                        16,900             367,744
                                                               -----------------
                                                                     44,116,696

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.8%
Acuity Brands, Inc.                                 306,100          15,929,444
--------------------------------------------------------------------------------
AZZ, Inc. 1                                           2,500             128,000
--------------------------------------------------------------------------------
Baldor Electric Co. 2                               225,500           7,536,210
--------------------------------------------------------------------------------
Belden CDT, Inc.                                    403,400          15,768,906
--------------------------------------------------------------------------------
Cooper Industries
Ltd., Cl. A                                          30,300           2,740,029
--------------------------------------------------------------------------------
EnerSys, Inc. 1,2                                   157,100           2,513,600
--------------------------------------------------------------------------------
First Solar, Inc. 1                                  14,300             426,140
--------------------------------------------------------------------------------
Franklin Electric Co.,
Inc. 2                                                8,100             416,259
--------------------------------------------------------------------------------
General Cable Corp. 1                               135,600           5,927,076
--------------------------------------------------------------------------------
Genlyte Group, Inc.
(The) 1,2                                            45,699           3,569,549
--------------------------------------------------------------------------------
GrafTech International
Ltd. 1,2                                            260,100           1,799,892
--------------------------------------------------------------------------------
II-VI, Inc. 1,2                                      42,700           1,193,038
--------------------------------------------------------------------------------
Lamson & Sessions
Co. (The) 1,2                                        60,900           1,477,434
--------------------------------------------------------------------------------
LSI Industries, Inc.                                 50,200             996,470
--------------------------------------------------------------------------------
Regal-Beloit Corp. 2                                210,700          11,063,857
--------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                 27,700           1,040,412
--------------------------------------------------------------------------------
Superior Essex, Inc. 1,2                            143,440           4,769,380
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                               35,400           1,673,712
--------------------------------------------------------------------------------
Vicor Corp. 2                                       129,163           1,435,001
--------------------------------------------------------------------------------
Woodward Governor
Co. 2                                               233,801           9,284,238
                                                               -----------------
                                                                     89,688,647

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Sequa Corp., Cl. A 1                                 40,800           4,694,448
--------------------------------------------------------------------------------
Teleflex, Inc.                                       24,200           1,562,352
--------------------------------------------------------------------------------
Tredegar Corp. 2                                     49,700           1,123,717
                                                               -----------------
                                                                      7,380,517


                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--3.6%
Actuant Corp., Cl. A 2                               88,900    $      4,236,085
--------------------------------------------------------------------------------
AGCO Corp. 1,2                                      190,700           5,900,258
--------------------------------------------------------------------------------
Albany International
Corp., Cl. A 2                                       85,700           2,820,387
--------------------------------------------------------------------------------
American Railcar
Industries, Inc. 2                                   32,500           1,106,300
--------------------------------------------------------------------------------
American Science &
Engineering, Inc. 1,2                                12,400             737,924
--------------------------------------------------------------------------------
Ampco-Pittsburgh
Corp.                                                77,000           2,577,960
--------------------------------------------------------------------------------
Astec Industries, Inc. 1,2                           58,100           2,039,310
--------------------------------------------------------------------------------
Briggs & Stratton
Corp. 2                                              83,200           2,242,240
--------------------------------------------------------------------------------
Bucyrus International,
Inc., Cl. A 2                                       111,124           5,751,778
--------------------------------------------------------------------------------
Cascade Corp. 2                                      26,000           1,375,400
--------------------------------------------------------------------------------
Commercial Vehicle
Group, Inc. 1,2                                       6,100             132,980
--------------------------------------------------------------------------------
Cummins, Inc.                                        52,500           6,204,450
--------------------------------------------------------------------------------
Dynamic Materials
Corp. 2                                              54,168           1,522,121
--------------------------------------------------------------------------------
Eaton Corp.                                          60,000           4,508,400
--------------------------------------------------------------------------------
Federal Signal Corp.                                114,800           1,841,392
--------------------------------------------------------------------------------
Flow International
Corp. 1                                             167,700           1,848,054
--------------------------------------------------------------------------------
Freightcar America,
Inc. 2                                               62,500           3,465,625
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                              343,800          12,827,178
--------------------------------------------------------------------------------
Gorman-Rupp Co.
(The) 2                                               8,850             327,185
--------------------------------------------------------------------------------
Kadant, Inc. 1                                       60,200           1,467,676
--------------------------------------------------------------------------------
Kaydon Corp. 2                                      316,100          12,561,814
--------------------------------------------------------------------------------
Lindsay Manufacturing
Co. 2                                                56,300           1,838,195
--------------------------------------------------------------------------------
Manitowoc Co., Inc.
(The)                                                77,100           4,582,053
--------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                             16,400           1,716,588
--------------------------------------------------------------------------------
Miller Industries,
Inc. 1,2                                             44,400           1,065,600

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Mueller Industries,
Inc.                                                327,500    $     10,381,750
--------------------------------------------------------------------------------
NACCO Industries,
Inc., Cl. A                                          72,100           9,848,860
--------------------------------------------------------------------------------
Navistar International
Corp. 1,2                                            42,900           1,434,147
--------------------------------------------------------------------------------
Nordson Corp.                                       275,100          13,708,233
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1                                 52,700           1,510,382
--------------------------------------------------------------------------------
Robbins & Myers,
Inc. 2                                               68,600           3,150,112
--------------------------------------------------------------------------------
SPX Corp.                                           101,400           6,201,624
--------------------------------------------------------------------------------
Sun Hydraulics
Corp. 2                                              16,300             334,313
--------------------------------------------------------------------------------
Tennant Co. 2                                        75,200           2,180,800
--------------------------------------------------------------------------------
Terex Corp. 1                                        30,200           1,950,316
--------------------------------------------------------------------------------
Titan International,
Inc. 2                                               93,900           1,892,085
--------------------------------------------------------------------------------
Toro Co. (The) 2                                    332,600          15,509,138
--------------------------------------------------------------------------------
Valmont Industries,
Inc. 2                                              261,200          14,493,988
--------------------------------------------------------------------------------
Wabtec Corp.                                        436,300          13,254,794
                                                               -----------------
                                                                    180,547,495

--------------------------------------------------------------------------------
MARINE--0.3%
American Commercial
Lines, Inc. 1                                       111,400           7,297,814
--------------------------------------------------------------------------------
Horizon Lines, Inc.,
Cl. A                                               269,800           7,273,808
                                                               -----------------
                                                                     14,571,622

--------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Arkansas Best Corp. 2                               104,500           3,762,000
--------------------------------------------------------------------------------
Dollar Thrifty Automotive
Group, Inc. 1,2                                      40,900           1,865,449
--------------------------------------------------------------------------------
Genesee & Wyoming,
Inc., Cl. A 1,2                                      53,200           1,395,968
--------------------------------------------------------------------------------
Heartland Express,
Inc. 2                                               55,200             829,104
--------------------------------------------------------------------------------
Kansas City
Southern 1,2                                        124,600           3,610,908


                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
Laidlaw International,
Inc.                                                210,600    $      6,408,558
--------------------------------------------------------------------------------
P.A.M. Transportation
Services, Inc. 1                                     28,400             625,368
--------------------------------------------------------------------------------
Quality Distribution,
Inc. 1                                                  300               3,996
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                  34,200           1,746,252
--------------------------------------------------------------------------------
Saia, Inc. 1                                         95,899           2,225,816
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc. 1                                         473,700          12,444,099
--------------------------------------------------------------------------------
Universal Truckload
Services, Inc. 1                                      3,800              90,250
--------------------------------------------------------------------------------
Werner Enterprises,
Inc.                                                 65,700           1,148,436
                                                               -----------------
                                                                     36,156,204

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Applied Industrial
Technologies, Inc.                                  430,200          11,318,562
--------------------------------------------------------------------------------
BlueLinx Holdings,
Inc. 2                                              135,900           1,413,360
--------------------------------------------------------------------------------
Houston Wire &
Cable Co. 1,2                                        57,700           1,205,930
--------------------------------------------------------------------------------
Interline Brands, Inc. 1                            169,900           3,817,653
--------------------------------------------------------------------------------
Kaman Corp., Cl. A 2                                 34,900             781,411
--------------------------------------------------------------------------------
Rush Enterprises, Inc.,
Cl. A 1,2                                            61,500           1,040,580
--------------------------------------------------------------------------------
UAP Holding Corp. 2                                 338,733           8,529,297
--------------------------------------------------------------------------------
United Rentals, Inc. 1,2                            198,500           5,047,855
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                  57,300           4,007,562
                                                               -----------------
                                                                     37,162,210

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
ADTRAN, Inc.                                        431,600           9,797,320
--------------------------------------------------------------------------------
Anaren Microwave,
Inc. 1,2                                            135,500           2,406,480
--------------------------------------------------------------------------------
Andrew Corp. 1                                       36,600             374,418
--------------------------------------------------------------------------------
Arris Group, Inc. 1                               1,286,800          16,097,868
--------------------------------------------------------------------------------
Avanex Corp. 1,2                                    217,700             411,453

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Avaya, Inc. 1                                       510,300    $      7,133,994
--------------------------------------------------------------------------------
Avocent Corp. 1                                      72,500           2,454,125
--------------------------------------------------------------------------------
Black Box Corp. 2                                    31,600           1,326,884
--------------------------------------------------------------------------------
C-COR.net Corp. 1                                   160,400           1,786,856
--------------------------------------------------------------------------------
Carrier Access
Corp. 1,2                                            68,500             449,360
--------------------------------------------------------------------------------
CommScope, Inc. 1,2                                 554,900          16,913,352
--------------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1,2                                           129,600           4,933,872
--------------------------------------------------------------------------------
Digi International,
Inc. 1,2                                            104,609           1,442,558
--------------------------------------------------------------------------------
Ditech Networks,
Inc. 1                                              147,000           1,017,240
--------------------------------------------------------------------------------
Dycom Industries,
Inc. 1                                               53,300           1,125,696
--------------------------------------------------------------------------------
EMS Technologies,
Inc. 1                                               86,100           1,724,583
--------------------------------------------------------------------------------
Extreme Networks,
Inc. 1                                              366,800           1,536,892
--------------------------------------------------------------------------------
Foundry Networks,
Inc. 1                                              431,300           6,460,874
--------------------------------------------------------------------------------
Harmonic, Inc. 1,2                                  253,500           1,842,945
--------------------------------------------------------------------------------
Inter-Tel, Inc. 2                                     8,400             186,144
--------------------------------------------------------------------------------
InterDigital
Communications
Corp. 1,2                                           507,550          17,028,303
--------------------------------------------------------------------------------
Oplink
Communications,
Inc. 1,2                                             82,800           1,702,368
--------------------------------------------------------------------------------
Packeteer, Inc. 1,2                                  17,100             232,560
--------------------------------------------------------------------------------
Performance
Technologies, Inc. 1                                 58,200             348,618
--------------------------------------------------------------------------------
Plantronics, Inc. 2                                  24,400             517,280
--------------------------------------------------------------------------------
Polycom, Inc. 1                                     527,000          16,289,570
--------------------------------------------------------------------------------
Redback Networks,
Inc. 1,2                                             49,900           1,244,506
--------------------------------------------------------------------------------
SafeNet, Inc. 1,2                                    45,500           1,089,270
--------------------------------------------------------------------------------
Sonus Networks,
Inc. 1                                              905,900           5,969,881


                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Stratex Networks,
Inc. 1,2                                             75,200    $        363,216
--------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                37,000             330,040
--------------------------------------------------------------------------------
Tekelec, Inc. 1,2                                   390,500           5,791,115
--------------------------------------------------------------------------------
Tellabs, Inc. 1                                     324,600           3,330,396
--------------------------------------------------------------------------------
UTStarcom, Inc. 1,2                               1,444,800          12,642,000
--------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                    135,400           4,036,274
                                                               -----------------
                                                                    150,338,311

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.8%
Adaptec, Inc. 1,2                                   139,100             648,206
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 1                                   2,073,200          17,020,972
--------------------------------------------------------------------------------
Cray, Inc. 1,2                                      100,900           1,198,692
--------------------------------------------------------------------------------
Diebold, Inc.                                       117,800           5,489,480
--------------------------------------------------------------------------------
Electronics for
Imaging, Inc. 1,2                                   250,700           6,663,606
--------------------------------------------------------------------------------
Emulex Corp. 1                                      870,800          16,989,308
--------------------------------------------------------------------------------
Hypercom Corp. 1,2                                  252,300           1,602,105
--------------------------------------------------------------------------------
Imation Corp.                                       193,300           8,974,919
--------------------------------------------------------------------------------
Komag, Inc. 1,2                                     285,600          10,818,528
--------------------------------------------------------------------------------
Lexmark International,
Inc., Cl. A 1                                       106,400           7,788,480
--------------------------------------------------------------------------------
NCR Corp. 1                                         171,700           7,341,892
--------------------------------------------------------------------------------
QLogic Corp. 1                                      209,700           4,596,624
--------------------------------------------------------------------------------
Seagate Technology                                   30,522             808,833
                                                               -----------------
                                                                     89,941,645

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.5%
Acacia Research
Corp. 1,2                                           129,100           1,727,358
--------------------------------------------------------------------------------
Aeroflex, Inc. 1,2                                  135,200           1,584,544
--------------------------------------------------------------------------------
Agilysys, Inc. 2                                     31,200             522,288
--------------------------------------------------------------------------------
Avnet, Inc. 1                                       128,900           3,290,817
--------------------------------------------------------------------------------
AVX Corp. 2                                         271,600           4,016,964
--------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A                                37,400           1,128,358
--------------------------------------------------------------------------------
Benchmark Electronics,
Inc. 1,2                                            136,600           3,327,576

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
CDW Corp.                                            68,000    $      4,781,760
--------------------------------------------------------------------------------
Checkpoint Systems,
Inc. 1                                               76,300           1,541,260
--------------------------------------------------------------------------------
Cogent, Inc. 1,2                                     49,600             546,096
--------------------------------------------------------------------------------
Cognex Corp. 2                                      145,800           3,472,956
--------------------------------------------------------------------------------
CPI International,
Inc. 1,2                                             49,100             736,500
--------------------------------------------------------------------------------
CTS Corp. 2                                         148,200           2,326,740
--------------------------------------------------------------------------------
Daktronics, Inc. 2                                  214,900           7,919,065
--------------------------------------------------------------------------------
Dolby Laboratories,
Inc., Cl. A 1                                       130,500           4,048,110
--------------------------------------------------------------------------------
DTS, Inc. 1,2                                        15,000             362,850
--------------------------------------------------------------------------------
Excel Technology,
Inc. 1                                               32,000             818,880
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1,2                               91,600           2,915,628
--------------------------------------------------------------------------------
Gerber Scientific,
Inc. 1,2                                            108,900           1,367,784
--------------------------------------------------------------------------------
Global Imaging
Systems, Inc. 1                                     414,800           9,104,860
--------------------------------------------------------------------------------
Ingram Micro, Inc.,
Cl. A 1                                             140,300           2,863,523
--------------------------------------------------------------------------------
Insight Enterprises,
Inc. 1                                              236,600           4,464,642
--------------------------------------------------------------------------------
IPG Photonics
Corp. 1,2                                            84,020           2,016,480
--------------------------------------------------------------------------------
Itron, Inc. 1,2                                     244,000          12,648,960
--------------------------------------------------------------------------------
Kemet Corp. 1                                       151,200           1,103,760
--------------------------------------------------------------------------------
Littlefuse, Inc. 1,2                                156,300           4,982,844
--------------------------------------------------------------------------------
Methode Electronics,
Inc., Cl. A                                          76,300             826,329
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                55,100           4,344,635
--------------------------------------------------------------------------------
MTS Systems Corp.                                   135,000           5,213,700
--------------------------------------------------------------------------------
Newport Corp. 1                                     193,100           4,045,445
--------------------------------------------------------------------------------
OYO Geospace
Corp. 1,2                                            10,500             609,945
--------------------------------------------------------------------------------
Park Electrochemical
Corp. 2                                             122,600           3,144,690
--------------------------------------------------------------------------------
Paxar Corp. 1,2                                      46,500           1,072,290


                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
PC Connection,
Inc. 1,2                                             36,400    $        539,812
--------------------------------------------------------------------------------
Planar Systems, Inc. 1,2                             44,000             425,480
--------------------------------------------------------------------------------
Plexus Corp. 1                                      497,400          11,877,912
--------------------------------------------------------------------------------
RadiSys Corp. 1,2                                   120,600           2,010,402
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 1,2                              246,300          14,891,298
--------------------------------------------------------------------------------
Rogers Corp. 1,2                                    189,000          11,179,350
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                 395,100           1,363,095
--------------------------------------------------------------------------------
ScanSource, Inc. 1,2                                 40,800           1,240,320
--------------------------------------------------------------------------------
Solectron Corp. 1                                   542,300           1,746,206
--------------------------------------------------------------------------------
Staktek Holdings, Inc. 1                              7,600              39,140
--------------------------------------------------------------------------------
SYNNEX Corp. 1                                       83,600           1,834,184
--------------------------------------------------------------------------------
Tech Data Corp. 1                                   182,300           6,903,701
--------------------------------------------------------------------------------
Technitrol, Inc.                                    225,700           5,391,973
--------------------------------------------------------------------------------
Tektronix, Inc.                                     113,900           3,322,463
--------------------------------------------------------------------------------
TTM Technologies,
Inc. 1                                              252,200           2,857,426
--------------------------------------------------------------------------------
Vishay Intertechnology,
Inc. 1                                              349,600           4,733,584
--------------------------------------------------------------------------------
Zygo Corp. 1,2                                      110,400           1,816,080
                                                               -----------------
                                                                    175,050,063

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.0%
24/7 Real Media, Inc. 1,2                           175,700           1,590,085
--------------------------------------------------------------------------------
Aquantive, Inc. 1,2                                 124,000           3,057,840
--------------------------------------------------------------------------------
Art Technology Group,
Inc. 1,2                                            328,300             764,939
--------------------------------------------------------------------------------
CMGI, Inc. 1                                        774,100           1,037,294
--------------------------------------------------------------------------------
CyberSource Corp. 1                                  15,491             170,711
--------------------------------------------------------------------------------
Digital Insight Corp. 1                             302,400          11,639,376
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                             125,100           6,979,329
--------------------------------------------------------------------------------
Digitas, Inc. 1                                     497,000           6,664,770
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                               1,295,800           9,200,180
--------------------------------------------------------------------------------
eCollege.com, Inc. 1,2                               47,800             748,070
--------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                 145,000           2,973,950
--------------------------------------------------------------------------------
Internap Network
Services Corp. 1,2                                  143,500           2,851,345
--------------------------------------------------------------------------------
Interwoven, Inc. 1,2                                211,100           3,096,837

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
j2 Global
Communications,
Inc. 1,2                                            436,800    $     11,902,800
--------------------------------------------------------------------------------
Liquidity Services,
Inc. 1                                               14,400             247,824
--------------------------------------------------------------------------------
National Information
Consortium, Inc. 1                                   32,800             163,016
--------------------------------------------------------------------------------
Open Text Corp. 1,2                                 242,700           4,926,810
--------------------------------------------------------------------------------
RealNetworks, Inc. 1,2                              852,100           9,321,974
--------------------------------------------------------------------------------
Savvis, Inc. 1,2                                    182,613           6,521,110
--------------------------------------------------------------------------------
Sohu.com, Inc. 1                                    298,900           7,173,600
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                   359,400           3,026,148
--------------------------------------------------------------------------------
TheStreet.com, Inc. 2                               179,100           1,593,990
--------------------------------------------------------------------------------
Travelzoo, Inc. 1,2                                  69,600           2,084,520
--------------------------------------------------------------------------------
United Online, Inc.                                 985,950          13,093,416
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                  219,698           5,191,464
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                    230,500           5,543,525
--------------------------------------------------------------------------------
Vignette Corp. 1                                    107,800           1,840,146
--------------------------------------------------------------------------------
WebEx
Communications,
Inc. 1                                              362,000          12,630,180
--------------------------------------------------------------------------------
webMethods, Inc. 1                                  361,800           2,662,848
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                  382,100           8,723,343
                                                               -----------------
                                                                    147,421,440

--------------------------------------------------------------------------------
IT SERVICES--3.0%
Acxiom Corp.                                        190,400           4,883,760
--------------------------------------------------------------------------------
Affiliated Computer
Services, Inc., Cl. A 1                              49,200           2,402,928
--------------------------------------------------------------------------------
BearingPoint, Inc. 1,2                               53,925             424,390
--------------------------------------------------------------------------------
BISYS Group, Inc.
(The) 1                                           1,029,400          13,289,554
--------------------------------------------------------------------------------
CACI International,
Inc., Cl. A 1                                        20,700           1,169,550
--------------------------------------------------------------------------------
Ceridian Corp. 1                                    175,600           4,913,288
--------------------------------------------------------------------------------
CIBER, Inc. 1,2                                     144,900             982,422
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                             131,800           7,034,166
--------------------------------------------------------------------------------
Convergys Corp. 1                                   227,100           5,400,438
--------------------------------------------------------------------------------
Covansys Corp. 1                                    165,300           3,793,635


                   34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
CSG Systems
International, Inc. 1                               579,400    $     15,487,362
--------------------------------------------------------------------------------
DST Systems, Inc. 1                                  88,600           5,549,018
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                      134,300           7,040,006
--------------------------------------------------------------------------------
Forrester Research,
Inc. 1,2                                            117,600           3,188,136
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                              339,400           6,716,726
--------------------------------------------------------------------------------
Gevity HR, Inc. 2                                    45,700           1,082,633
--------------------------------------------------------------------------------
Hewitt Associates,
Inc. 1                                               13,000             334,750
--------------------------------------------------------------------------------
Infocrossing, Inc. 1,2                               22,700             370,010
--------------------------------------------------------------------------------
infoUSA, Inc.                                       217,168           2,586,471
--------------------------------------------------------------------------------
Integral Systems, Inc. 2                             17,600             407,792
--------------------------------------------------------------------------------
Isilon Systems, Inc. 1,2                             32,200             888,720
--------------------------------------------------------------------------------
Keane, Inc. 1,2                                     163,700           1,949,667
--------------------------------------------------------------------------------
Lightbridge, Inc. 1                                 172,200           2,331,588
--------------------------------------------------------------------------------
ManTech International
Corp. 1                                              62,100           2,287,143
--------------------------------------------------------------------------------
Maximus, Inc. 2                                      56,300           1,732,914
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                 1,035,500          14,683,390
--------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                   98,900           1,512,181
--------------------------------------------------------------------------------
Ness Technologies,
Inc. 1                                               20,300             289,478
--------------------------------------------------------------------------------
Perot Systems Corp.,
Cl. A 1                                             414,700           6,796,933
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                203,600           6,492,804
--------------------------------------------------------------------------------
SRA International, Inc.,
Cl. A 1                                             153,200           4,096,568
--------------------------------------------------------------------------------
Startek, Inc.                                        31,000             419,740
--------------------------------------------------------------------------------
Sykes Enterprises,
Inc. 1                                              400,600           7,066,584
--------------------------------------------------------------------------------
TNS, Inc. 1,2                                         2,700              51,975
--------------------------------------------------------------------------------
Total System Services,
Inc. 2                                               78,100           2,061,059
--------------------------------------------------------------------------------
Tyler Technologies,
Inc. 1,2                                            232,900           3,274,574
--------------------------------------------------------------------------------
Unisys Corp. 1                                      247,000           1,936,480
--------------------------------------------------------------------------------
VeriFone Holdings,
Inc. 1                                               32,400           1,146,960
                                                               -----------------
                                                                    146,075,793

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Dionex Corp. 1,2                                     71,100    $      4,032,081
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--4.9%
Actel Corp. 1,2                                      72,100           1,309,336
--------------------------------------------------------------------------------
Advanced Analogic
Technologies, Inc. 1,2                                7,800              42,042
--------------------------------------------------------------------------------
Advanced Energy
Industries, Inc. 1,2                                355,000           6,698,850
--------------------------------------------------------------------------------
Agere Systems, Inc. 1                               379,100           7,267,347
--------------------------------------------------------------------------------
Altera Corp. 1                                      360,300           7,090,704
--------------------------------------------------------------------------------
AMIS Holdings, Inc. 1                               132,600           1,401,582
--------------------------------------------------------------------------------
Amkor Technology,
Inc. 1,2                                          1,698,550          15,864,457
--------------------------------------------------------------------------------
Applied Micro
Circuits Corp. 1                                  1,694,300           6,031,708
--------------------------------------------------------------------------------
Asyst Technologies,
Inc. 1                                              355,700           2,600,167
--------------------------------------------------------------------------------
Atheros
Communications,
Inc. 1,2                                            367,300           7,830,836
--------------------------------------------------------------------------------
Atmel Corp. 1                                       643,900           3,895,595
--------------------------------------------------------------------------------
ATMI, Inc. 1,2                                      220,900           6,744,077
--------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                287,100           1,975,248
--------------------------------------------------------------------------------
Cohu, Inc. 2                                         88,600           1,786,176
--------------------------------------------------------------------------------
Credence Systems
Corp. 1,2                                           294,300           1,530,360
--------------------------------------------------------------------------------
Cree, Inc. 1,2                                       68,100           1,179,492
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                     365,180          16,049,661
--------------------------------------------------------------------------------
Diodes, Inc. 1                                      130,200           4,619,496
--------------------------------------------------------------------------------
DSP Group, Inc. 1                                    26,100             566,370
--------------------------------------------------------------------------------
Fairchild
Semiconductor
International, Inc.,
Cl. A 1                                             169,200           2,844,252
--------------------------------------------------------------------------------
FormFactor, Inc. 1                                   44,200           1,646,450
--------------------------------------------------------------------------------
Hittite Microwave
Corp. 1,2                                           240,500           7,772,960
--------------------------------------------------------------------------------
Integrated Device
Technology, Inc. 1                                  316,000           4,891,680
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                               225,900           5,403,528
--------------------------------------------------------------------------------
Intevac, Inc. 1,2                                   143,200           3,716,040


                   35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Kulicke & Soffa
Industries, Inc. 1,2                                335,300    $      2,816,520
--------------------------------------------------------------------------------
Linear Technology
Corp.                                                77,600           2,352,832
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                   618,000           5,562,000
--------------------------------------------------------------------------------
LTX Corp. 1                                         527,800           2,955,680
--------------------------------------------------------------------------------
Mattson Technology,
Inc. 1                                              178,900           1,667,348
--------------------------------------------------------------------------------
Micrel, Inc. 1,2                                  1,206,200          13,002,836
--------------------------------------------------------------------------------
Microtune, Inc. 1,2                                 122,800             577,160
--------------------------------------------------------------------------------
MKS Instruments,
Inc. 1                                              355,900           8,036,222
--------------------------------------------------------------------------------
National
Semiconductor
Corp.                                               319,800           7,259,460
--------------------------------------------------------------------------------
Novellus Systems,
Inc. 1                                              190,100           6,543,242
--------------------------------------------------------------------------------
OmniVision
Technologies, Inc. 1,2                              793,900          10,836,735
--------------------------------------------------------------------------------
PortalPlayer, Inc. 1                                127,900           1,720,255
--------------------------------------------------------------------------------
Power Integrations,
Inc. 1,2                                             25,500             597,975
--------------------------------------------------------------------------------
RF Micro Devices,
Inc. 1,2                                            193,900           1,316,581
--------------------------------------------------------------------------------
Semtech Corp. 1                                     259,000           3,385,130
--------------------------------------------------------------------------------
Silicon Image, Inc. 1,2                             923,400          11,745,648
--------------------------------------------------------------------------------
Silicon Storage
Technology, Inc. 1,2                                220,800             995,808
--------------------------------------------------------------------------------
SiRF Technology
Holdings, Inc. 1,2                                   73,100           1,865,512
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                   65,600           2,574,800
--------------------------------------------------------------------------------
Techwell, Inc. 1                                      7,000             112,420
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                    353,800           5,292,848
--------------------------------------------------------------------------------
Tessera Technologies,
Inc. 1,2                                            208,700           8,418,958
--------------------------------------------------------------------------------
Transmeta Corp. 1,2                                 229,600             254,856
--------------------------------------------------------------------------------
Trident Microsystems,
Inc. 1                                               22,400             407,232
--------------------------------------------------------------------------------
TriQuint
Semiconductor,
Inc. 1                                              232,200           1,044,900

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Varian
Semiconductor
Equipment
Associates, Inc. 1                                  127,100    $      5,785,592
--------------------------------------------------------------------------------
Veeco Instruments,
Inc. 1                                              123,300           2,309,409
--------------------------------------------------------------------------------
Xilinx, Inc.                                        269,000           6,404,890
--------------------------------------------------------------------------------
Zoran Corp. 1                                       456,900           6,661,602
                                                               -----------------
                                                                    243,262,865

--------------------------------------------------------------------------------
SOFTWARE--4.7%
Actuate Corp. 1,2                                   300,900           1,787,346
--------------------------------------------------------------------------------
Advent Software,
Inc. 1,2                                            205,200           7,241,508
--------------------------------------------------------------------------------
Altiris, Inc. 1                                     110,700           2,809,566
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                       107,100           4,150,125
--------------------------------------------------------------------------------
Ansoft Corp. 1,2                                    174,046           4,838,479
--------------------------------------------------------------------------------
Aspen Technology,
Inc. 1,2                                            285,900           3,150,618
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                    116,900           4,729,774
--------------------------------------------------------------------------------
BEA Systems, Inc. 1                                 497,600           6,259,808
--------------------------------------------------------------------------------
Blackbaud, Inc.                                     525,924          13,674,024
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                267,000           8,597,400
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                     338,300           6,058,953
--------------------------------------------------------------------------------
Check Point
Software
Technologies Ltd. 1                                 101,400           2,222,688
--------------------------------------------------------------------------------
Cognos, Inc. 1                                       94,600           4,016,716
--------------------------------------------------------------------------------
Compuware Corp. 1                                   658,500           5,485,305
--------------------------------------------------------------------------------
Double-Take
Software, Inc. 1                                     73,800             950,544
--------------------------------------------------------------------------------
ePlus, inc. 1                                         1,000              10,450
--------------------------------------------------------------------------------
Fair Isaac Corp.                                    185,700           7,548,705
--------------------------------------------------------------------------------
Hyperion Solutions
Corp. 1                                             138,200           4,966,908
--------------------------------------------------------------------------------
i2 Technoloogies,
Inc. 1,2                                             68,700           1,567,734
--------------------------------------------------------------------------------
Interactive
Intelligence, Inc. 1,2                              110,500           2,477,410


                   36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Intuit, Inc. 1                                       83,300    $      2,541,483
--------------------------------------------------------------------------------
JDA Software Group,
Inc. 1                                              115,700           1,593,189
--------------------------------------------------------------------------------
Kronos, Inc. 1,2                                    136,200           5,003,988
--------------------------------------------------------------------------------
Lawson Software,
Inc. 1,2                                            695,500           5,139,745
--------------------------------------------------------------------------------
Magma Design
Automation, Inc. 1,2                                 51,700             461,681
--------------------------------------------------------------------------------
Manhattan Associates,
Inc. 1,2                                            266,800           8,025,344
--------------------------------------------------------------------------------
MapInfo Corp. 1,2                                    68,400             892,620
--------------------------------------------------------------------------------
McAfee, Inc. 1                                      209,800           5,954,124
--------------------------------------------------------------------------------
Mentor Graphics
Corp. 1,2                                           919,300          16,574,979
--------------------------------------------------------------------------------
MICROS Systems,
Inc. 1                                              182,500           9,617,750
--------------------------------------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1,2                                           133,500          15,220,335
--------------------------------------------------------------------------------
Net 1 UEPS
Technologies, Inc. 1,2                               50,200           1,483,912
--------------------------------------------------------------------------------
Novell, Inc. 1                                      574,000           3,558,800
--------------------------------------------------------------------------------
Open Solutions,
Inc. 1,2                                             57,900           2,179,356
--------------------------------------------------------------------------------
OPNET Technologies,
Inc. 1,2                                             28,200             407,490
--------------------------------------------------------------------------------
Parametric Technology
Corp. 1                                              58,800           1,059,576
--------------------------------------------------------------------------------
Progress Software
Corp. 1,2                                            23,200             647,976
--------------------------------------------------------------------------------
Quality Systems, Inc. 2                             152,300           5,676,221
--------------------------------------------------------------------------------
Quest Software, Inc. 1                              532,100           7,795,265
--------------------------------------------------------------------------------
Sonic Solutions, Inc. 1,2                            67,500           1,100,250
--------------------------------------------------------------------------------
SPSS, Inc. 1                                        103,800           3,121,266
--------------------------------------------------------------------------------
Sybase, Inc. 1                                      257,300           6,355,310
--------------------------------------------------------------------------------
Synchronoss
Technologies, Inc. 1                                 12,400             170,128
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                    276,400           7,388,172
--------------------------------------------------------------------------------
The9 Ltd., ADR 1,2                                   22,023             709,581
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                            1,325,300          12,510,832

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Transaction Systems
Architects, Inc., Cl. A 1                           214,431    $      6,984,018
--------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 1,2                                41,900             974,594
--------------------------------------------------------------------------------
VA Software Corp. 1                                 426,500           2,145,295
--------------------------------------------------------------------------------
Vasco Data Security
International, Inc. 1,2                              98,100           1,162,485
--------------------------------------------------------------------------------
Verint Systems, Inc. 1,2                             59,100           2,025,948
--------------------------------------------------------------------------------
Wind River Systems,
Inc. 1                                              351,500           3,602,875
                                                               -----------------
                                                                    234,628,649

--------------------------------------------------------------------------------
MATERIALS--8.8%
--------------------------------------------------------------------------------
CHEMICALS--4.0%
Albemarle Corp.                                      76,800           5,514,240
--------------------------------------------------------------------------------
Arch Chemicals, Inc.                                100,300           3,340,993
--------------------------------------------------------------------------------
Ashland, Inc.                                        85,900           5,942,562
--------------------------------------------------------------------------------
Cabot Corp.                                          12,700             553,339
--------------------------------------------------------------------------------
CF Industries Holdings,
Inc. 2                                              457,900          11,740,556
--------------------------------------------------------------------------------
Eastman Chemical Co.                                 20,300           1,203,993
--------------------------------------------------------------------------------
FMC Corp.                                            57,000           4,363,350
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                   611,100          15,778,602
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                  158,100           3,052,911
--------------------------------------------------------------------------------
Hercules, Inc. 1                                    953,800          18,417,878
--------------------------------------------------------------------------------
Innophos Holdings,
Inc. 1                                              146,800           2,155,024
--------------------------------------------------------------------------------
Innospec, Inc. 2                                      4,500             209,475
--------------------------------------------------------------------------------
Koppers Holdings,
Inc.                                                 29,900             779,493
--------------------------------------------------------------------------------
Landec Corp. 1,2                                     12,900             138,804
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                 88,200           4,421,466
--------------------------------------------------------------------------------
Lyondell Chemical
Co.                                                 245,800           6,285,106
--------------------------------------------------------------------------------
MacDermid, Inc.                                      98,600           3,362,260
--------------------------------------------------------------------------------
NewMarket Corp.                                     250,300          14,780,215
--------------------------------------------------------------------------------
Olin Corp.                                          281,900           4,656,988
--------------------------------------------------------------------------------
OM Group, Inc. 1                                    342,700          15,517,456


                   37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Pioneer Cos., Inc. 1                                 88,900    $      2,547,874
--------------------------------------------------------------------------------
PolyOne Corp. 1                                   1,164,200           8,731,500
--------------------------------------------------------------------------------
Rockwood Holdings,
Inc. 1                                              101,100           2,553,786
--------------------------------------------------------------------------------
Rohm & Haas Co.                                      19,000             971,280
--------------------------------------------------------------------------------
Schulman (A.), Inc. 2                               115,000           2,558,750
--------------------------------------------------------------------------------
Sensient
Technologies Corp. 2                                438,800          10,794,480
--------------------------------------------------------------------------------
Spartech Corp.                                      507,600          13,309,272
--------------------------------------------------------------------------------
Stepan Co.                                           31,000             981,770
--------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                          816,900           9,786,462
--------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                               171,500           2,742,285
--------------------------------------------------------------------------------
Valspar Corp. (The)                                 148,000           4,090,720
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                884,800          17,519,040
                                                               -----------------
                                                                    198,801,930

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.6%
Eagle Materials, Inc.                               341,100          14,745,753
--------------------------------------------------------------------------------
Headwaters, Inc. 1,2                                493,700          11,829,052
--------------------------------------------------------------------------------
U.S. Concrete, Inc. 1,2                             213,500           1,520,120
                                                               -----------------
                                                                     28,094,925

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
AEP Industries, Inc. 1,2                             30,100           1,604,631
--------------------------------------------------------------------------------
Caraustar Industries,
Inc. 1,2                                             31,600             255,644
--------------------------------------------------------------------------------
Chesapeake Corp. 2                                   29,300             498,686
--------------------------------------------------------------------------------
Graphic Packaging
Corp. 1                                              53,900             233,387
--------------------------------------------------------------------------------
Greif, Inc., Cl. A 2                                164,000          19,417,600
--------------------------------------------------------------------------------
Myers Industries, Inc.                              127,100           1,990,386
--------------------------------------------------------------------------------
Packaging Corp. of
America                                              89,800           1,984,580
--------------------------------------------------------------------------------
Pactiv Corp. 1                                      231,900           8,276,511
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                              190,500           5,164,455
--------------------------------------------------------------------------------
Silgan Holdings, Inc. 2                             137,300           6,030,216
--------------------------------------------------------------------------------
Sonoco Products Co.                                  21,100             803,066
                                                               -----------------
                                                                     46,259,162

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--3.0%
A. M. Castle & Co. 2                                 74,100    $      1,885,845
--------------------------------------------------------------------------------
AK Steel Holding
Corp. 1,2                                         1,047,500          17,702,750
--------------------------------------------------------------------------------
Amerigo Resources
Ltd.                                                779,600           1,450,698
--------------------------------------------------------------------------------
Brush Engineered
Materials, Inc. 1,2                                  61,000           2,059,970
--------------------------------------------------------------------------------
Carpenter Technology
Corp.                                                56,200           5,761,624
--------------------------------------------------------------------------------
Century Aluminum
Co. 1,2                                             254,300          11,354,495
--------------------------------------------------------------------------------
Chaparral Steel Co. 2                               404,030          17,886,408
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                            396,000          19,182,240
--------------------------------------------------------------------------------
Commercial Metals
Co.                                                  40,000           1,032,000
--------------------------------------------------------------------------------
Compass Minerals
International, Inc. 2                               153,200           4,834,992
--------------------------------------------------------------------------------
Dynatec Corp. 1                                     227,700             415,899
--------------------------------------------------------------------------------
FNX Mining Co.,
Inc. 1                                               36,900             578,110
--------------------------------------------------------------------------------
Gibraltar Industries,
Inc. 2                                              109,400           2,571,994
--------------------------------------------------------------------------------
Inmet Mining Corp.                                   53,700           2,873,916
--------------------------------------------------------------------------------
LionOre Mining
International Ltd. 1                                256,900           2,918,943
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                23,700             659,084
--------------------------------------------------------------------------------
Metal Management,
Inc. 2                                              126,600           4,791,810
--------------------------------------------------------------------------------
Olympic Steel, Inc. 2                                51,500           1,144,845
--------------------------------------------------------------------------------
Oregon Steel Mills,
Inc. 1                                              279,500          17,443,595
--------------------------------------------------------------------------------
Quanex Corp. 2                                      420,473          14,544,161
--------------------------------------------------------------------------------
RTI International
Metals, Inc. 1,2                                     28,800           2,252,736
--------------------------------------------------------------------------------
Ryerson, Inc. 2                                       8,500             213,265
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc. 2                                   63,300           2,513,010
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                              153,500           4,981,075
--------------------------------------------------------------------------------
Steel Technologies,
Inc. 2                                               29,000             508,950


                   38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
United States Steel
Corp.                                                93,300    $      6,823,962
                                                               -----------------
                                                                    148,386,377

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc. 2                                     386,000           8,685,000
--------------------------------------------------------------------------------
Buckeye Technologies,
Inc. 1,2                                             81,400             975,172
--------------------------------------------------------------------------------
Louisiana-Pacific
Corp.                                               184,800           3,978,744
--------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                 53,900           1,903,748
--------------------------------------------------------------------------------
Schweitzer-Mauduit
International, Inc.                                  33,700             877,885
                                                               -----------------
                                                                     16,420,549

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
Alaska
Communications
Systems Group, Inc. 2                               200,800           3,050,152
--------------------------------------------------------------------------------
Broadwing Corp. 1                                    59,300             926,266
--------------------------------------------------------------------------------
Cbeyond, Inc. 1,2                                   233,300           7,136,647
--------------------------------------------------------------------------------
CenturyTel, Inc.                                    168,100           7,339,246
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                           2,514,500          11,491,265
--------------------------------------------------------------------------------
Citizens
Communications Co.                                  329,100           4,729,167
--------------------------------------------------------------------------------
Cogent
Communications
Group, Inc. 1                                       132,200           2,144,284
--------------------------------------------------------------------------------
Commonwealth
Telephone Enterprises,
Inc.                                                  6,600             276,276
--------------------------------------------------------------------------------
Consolidated
Communications
Holdings, Inc.                                       93,800           1,960,420
--------------------------------------------------------------------------------
CT Communications,
Inc. 2                                               81,600           1,870,272
--------------------------------------------------------------------------------
Embarq Corp.                                        123,600           6,496,416
--------------------------------------------------------------------------------
FairPoint
Communications,
Inc. 2                                              157,200           2,978,940

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
Continued
General
Communication, Inc.,
Cl. A 1,2                                           211,000    $      3,319,030
--------------------------------------------------------------------------------
Golden Telecom, Inc. 2                               43,300           2,028,172
--------------------------------------------------------------------------------
Iowa
Telecommunications
Services, Inc. 2                                    105,900           2,087,289
--------------------------------------------------------------------------------
North Pittsburgh
Systems, Inc. 2                                      47,200           1,139,408
                                                               -----------------
                                                                     58,973,250

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Dobson
Communications
Corp., Cl. A 1                                      908,300           7,911,293
--------------------------------------------------------------------------------
FiberTower Corp. 1,2                                125,900             740,292
--------------------------------------------------------------------------------
Syniverse Holdings,
Inc. 1                                               11,400             170,886
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.                                       116,400           6,324,012
--------------------------------------------------------------------------------
USA Mobility, Inc. 2                                 67,600           1,512,212
                                                               -----------------
                                                                     16,658,695

--------------------------------------------------------------------------------
UTILITIES--1.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Central Vermont
Public Service Corp.                                 12,300             289,665
--------------------------------------------------------------------------------
Cleco Corp.                                         166,300           4,195,749
--------------------------------------------------------------------------------
El Paso Electric Co. 1                               77,900           1,898,423
--------------------------------------------------------------------------------
IDACORP, Inc. 2                                     185,500           7,169,575
--------------------------------------------------------------------------------
Otter Tail Corp.                                     33,100           1,031,396
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                              124,100           1,763,461
--------------------------------------------------------------------------------
UIL Holdings Corp. 2                                155,366           6,554,892
--------------------------------------------------------------------------------
UniSource Energy
Corp.                                               170,900           6,242,977
                                                               -----------------
                                                                     29,146,138

--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Canadian Hydro
Developers, Inc. 1                                  406,000           2,071,517


                   39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                     SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Cascade Natural Gas
Corp. 2                                               9,700    $        251,424
--------------------------------------------------------------------------------
Laclede Group, Inc.
(The) 2                                             107,200           3,755,216
--------------------------------------------------------------------------------
New Jersey Resources
Corp. 2                                             158,000           7,675,640
--------------------------------------------------------------------------------
Northwest Natural
Gas Co. 2                                             2,500             106,100
--------------------------------------------------------------------------------
ONEOK, Inc.                                         117,100           5,049,352
--------------------------------------------------------------------------------
Peoples Energy
Corp. 2                                             150,900           6,725,613
--------------------------------------------------------------------------------
Southwest Gas
Corp. 2                                             149,200           5,724,804
--------------------------------------------------------------------------------
UGI Corp.                                            54,200           1,478,571
                                                               -----------------
                                                                     30,766,720

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Avista Corp. 2                                      543,400          13,753,454
--------------------------------------------------------------------------------
CenterPoint Energy,
Inc. 2                                              318,200           5,275,756
--------------------------------------------------------------------------------
CH Energy Group,
Inc. 2                                               56,800           2,999,040
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                  146,000           2,438,200
                                                               -----------------
                                                                     24,466,450
                                                               -----------------
Total Common Stocks
(Cost $4,165,187,712)                                             4,911,656,526

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Simon Property Group,
Inc., 6% Cv., Non-Vtg.
(Cost $93,170)                                        1,740             141,636

--------------------------------------------------------------------------------
MONEY MARKET FUND--0.7%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.25% 5,6
(Cost $35,081,683)                               35,081,683          35,081,683

--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $4,200,362,565)                                             4,946,879,845

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--22.0% 7
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--1.8%
Ameriquest Mortgage
Securities, Inc., Series
2005-R10, Cl. A2A,
5.43%, 1/25/07                                 $  2,592,816    $      2,592,816
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Series
2005-17, Cl. 4AV1,
5.46%, 1/25/07                                    1,672,670           1,672,670
--------------------------------------------------------------------------------
Credit-Based Asset Servicing
& Securitization LLC,
5.39%, 1/25/07                                    9,363,948           9,363,948
--------------------------------------------------------------------------------
GE-WMC Mortgage
Securities LLC, Series
2005-2, Cl. A2A,
5.45%, 1/25/07                                    1,165,688           1,165,688
--------------------------------------------------------------------------------
GSAA Home Equity
Trust, Series 2005-15,
Cl. 2A1, 5.44%,
1/25/07                                           3,099,074           3,099,074
--------------------------------------------------------------------------------
Home Equity Asset
Trust, Series 2006-6,
Cl. 2A1, 5.39%,
1/25/07                                           6,939,222           6,939,222
--------------------------------------------------------------------------------
Money Market Trust,
Series A-2, 5.43%,
1/16/07                                          14,000,000          14,000,000
--------------------------------------------------------------------------------
Specialty Underwriting
& Residential Finance
Trust, Series 2006
BC1, Cl. A2A,
5.43%, 1/25/07                                   10,673,917          10,673,917
--------------------------------------------------------------------------------
Structured Asset
Investment Loan
Trust, Series 2005-11,
Cl. A4, 5.44%,
1/25/07                                           7,226,344           7,226,344
--------------------------------------------------------------------------------
Whitehawk CDO
Funding Corp.,
5.41%, 3/15/07                                   36,000,000          36,000,000
                                                               -----------------
                                                                     92,733,679


                   40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
BANK FLOATING RATE NOTES--1.1%
National City Bank
Cleveland, 5.36%,
1/2/07                                         $ 11,998,839    $     11,998,839
--------------------------------------------------------------------------------
U.S. Bank NA, 5.31%,
1/2/07                                           17,996,507          17,996,507
--------------------------------------------------------------------------------
World Savings Bank
FSB, 5.35%, 1/19/07                              25,000,000          25,000,000
                                                               -----------------
                                                                     54,995,346

--------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT
CONTRACT--1.1%
Metropolitan Life
Insurance Co., 5.41%,
1/2/07                                           20,000,000          20,000,000
--------------------------------------------------------------------------------
Protective Life
Insurance Co.,
5.45%, 1/26/07                                   15,000,000          15,000,000
--------------------------------------------------------------------------------
Protective Life
Insurance Co., 5.50%,
1/29/07                                          19,000,000          19,000,000
                                                               -----------------
                                                                     54,000,000

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.5%
Undivided interest of 1.59% in joint
repurchase agreement (Principal
Amount/Value $3,000,000,000,
with a maturity value of
$3,001,776,667) with Morgan
Stanley, 5.33%, dated 12/29/06,
to be repurchased at
$47,817,225 on 1/2/07,
collateralized by U.S.
Agency Mortgages,
4%-6.50%, 1/1/18-11/1/46,
with a value of
$3,060,000,000                                   47,788,923          47,788,923

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 9.09% in joint
repurchase agreement (Principal
Amount/Value $4,100,000,000,
with a maturity value of
$4,102,437,222) with Nomura
Securities, 5.35%, dated 12/29/06,
to be repurchased at
$372,848,545 on 1/2/07,
collateralized by U.S.
Agency Mortgages,
0.00%-22.12%,
3/15/14-5/1/46,
with a value of
$4,182,000,000                                 $372,627,039    $    372,627,039
                                                               -----------------
                                                                    420,415,962

--------------------------------------------------------------------------------
MASTER FLOATING NOTE--2.0%
CDC Financial
Products, Inc.,
5.36%, 1/2/07                                    34,000,000          34,000,000
--------------------------------------------------------------------------------
Citigroup Global
Markets, Inc.,
5.38%, 1/2/07                                    40,000,000          40,000,000
--------------------------------------------------------------------------------
Morgan Stanley,
5.49%, 1/2/07                                    25,000,000          25,000,000
                                                               -----------------
                                                                     99,000,000

--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--5.8%
American Express
Credit Corp.,
5.36%, 1/16/07                                    4,000,000           4,000,000
--------------------------------------------------------------------------------
American General
Finance Corp.,
5.39%, 1/5/07                                    10,003,833          10,003,833
--------------------------------------------------------------------------------
American Honda
Finance Corp.,
5.35%, 3/8/07                                    25,000,000          25,000,000
--------------------------------------------------------------------------------
Bear Stearns,
5.37%, 1/2/07                                    19,000,000          19,000,000
--------------------------------------------------------------------------------
Beta Finance, Inc.,
5.37%, 1/2/07                                     4,999,099           4,999,099
--------------------------------------------------------------------------------
CC USA, Inc.,
5.37%, 1/2/07                                     6,000,000           6,000,000


                   41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
CC USA, Inc.,
5.37%, 1/2/07                                  $  5,000,000    $      5,000,000
--------------------------------------------------------------------------------
CC USA, Inc.,
5.38%, 1/2/07                                    13,996,494          13,996,494
--------------------------------------------------------------------------------
CC USA, Inc.,
5.38%, 1/2/07                                     6,998,245           6,998,245
--------------------------------------------------------------------------------
Dorada Finance, Inc.,
5.37%, 1/2/07                                     6,000,000           6,000,000
--------------------------------------------------------------------------------
Fifth Third Bancorp,
5.35%, 1/23/07                                    2,000,000           2,000,000
--------------------------------------------------------------------------------
Five Finance, Inc.,
5.38%, 1/2/07                                     3,999,519           3,999,519
--------------------------------------------------------------------------------
Five Finance, Inc.,
5.38%, 1/2/07                                    18,997,621          18,997,621
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.,
5.47%, 1/2/07                                     5,000,000           5,000,000
--------------------------------------------------------------------------------
HBOS Treasury
Services plc,
5.37%, 1/2/07                                     3,000,000           3,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.,
5.34%, 1/8/07                                     3,000,000           3,000,000
--------------------------------------------------------------------------------
Islandsbanki HF
Corp., 5.42%,
1/22/07                                          10,000,000          10,000,000
--------------------------------------------------------------------------------
Jackson National
Life Global Fund,
5.39%, 3/2/07                                    25,000,000          25,000,000
--------------------------------------------------------------------------------
K2 (USA) LLC,
5.39%, 1/2/07                                     5,998,122           5,998,122
--------------------------------------------------------------------------------
Landsbanki Islands
HF, 5.43%, 1/16/07                               26,000,000          26,000,000
--------------------------------------------------------------------------------
LINKS Finance LLC,
5.37%, 1/2/07                                     4,000,189           4,000,189
--------------------------------------------------------------------------------
MBIA Global Funding
LLC, 5.36%, 1/30/07                               3,000,000           3,000,000
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
5.37%, 1/2/07                                    18,000,000          18,000,000

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
MBIA Global
Funding LLC,
5.37%, 1/2/07                                  $ 30,000,000    $     30,000,000
--------------------------------------------------------------------------------
Morgan Stanley,
5.43%, 1/2/07                                    22,000,000          22,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.,
5.37%, 1/2/07                                     7,000,000           7,000,000
                                                               -----------------
                                                                    287,993,122

--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--1.7%
Credit Suisse First
Boston NY,
5.34%, 1/29/07                                   25,000,000          25,000,000
--------------------------------------------------------------------------------
Natexis Banques
Populaires NY,
5.34%, 1/2/07                                     5,000,000           5,000,000
--------------------------------------------------------------------------------
Natexis Banques
Populaires NY,
5.36%, 1/16/07                                   27,998,868          27,998,868
--------------------------------------------------------------------------------
Natexis Banques
Populaires NY,
5.37%, 1/2/07                                     2,000,000           2,000,000
--------------------------------------------------------------------------------
Natexis Banques
Populaires NY,
5.39%, 1/2/07                                     3,999,516           3,999,516
--------------------------------------------------------------------------------
Nordea Bank New York,
5.32%, 1/2/07                                    20,299,360          20,299,360
                                                               -----------------
                                                                     84,297,744
                                                               -----------------

Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $1,093,435,853)                                             1,093,435,853

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $5,293,798,418)                                 121.7%      6,040,315,698
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                          (21.7)     (1,077,137,077)
                                               ---------------------------------
NET ASSETS                                            100.0%   $  4,963,178,621
                                               =================================


                   42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,532,633 or 0.03% of the Fund's net assets as of December 31, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2006 was $1,600,879, which represents 0.03% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

5. Rate shown is the 7-day yield as of December 31, 2006.

6. Represents ownership of an affiliated fund, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES          GROSS           GROSS              SHARES
                                  JUNE 30, 2006      ADDITIONS      REDUCTIONS   DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25%*                   --    262,483,682     227,401,999          35,081,683

                                                                         VALUE            DIVIDEND
                                                                    SEE NOTE 1              INCOME
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25%*                                       $  35,081,683          $  554,418

* The money market fund and the Fund are affiliated by having the same investment advisor.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2006
-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $5,258,716,735)                        $  6,005,234,015
Affiliated companies (cost $35,081,683)                                   35,081,683
                                                                    -----------------
                                                                       6,040,315,698
-------------------------------------------------------------------------------------
Cash                                                                       5,154,081
-------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                            232
-------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                        24,708,777
Interest and dividends                                                     4,533,932
Investments sold                                                           2,737,770
Other                                                                         58,179
                                                                    -----------------
Total assets                                                           6,077,508,669

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Return of collateral for securities loaned                             1,093,551,766
-------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                      8,929,044
Shares of beneficial interest redeemed                                     7,790,553
Distribution and service plan fees                                         2,669,792
Transfer and shareholder servicing agent fees                                956,726
Shareholder communications                                                   339,561
Trustees' compensation                                                        39,596
Other                                                                         53,010
                                                                    -----------------
Total liabilities                                                      1,114,330,048

-------------------------------------------------------------------------------------
NET ASSETS                                                          $  4,963,178,621
                                                                    =================

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $        227,337
-------------------------------------------------------------------------------------
Additional paid-in capital                                             4,131,440,224
-------------------------------------------------------------------------------------
Accumulated net investment income                                            389,765
-------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                     84,604,212
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities denominated
in foreign currencies                                                    746,517,083
                                                                    -----------------
NET ASSETS                                                          $  4,963,178,621
                                                                    =================


                   44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per
share (based on net assets of $3,032,213,075 and
137,169,366 shares of beneficial interest outstanding)                  $  22.11
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                             $  23.46
---------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $483,835,850 and 23,475,571 shares of beneficial
interest outstanding)                                                   $  20.61
---------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $645,330,377 and 31,191,615 shares of beneficial
interest outstanding)                                                   $  20.69
---------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $245,245,113 and 11,331,977 shares of beneficial interest
outstanding)                                                            $  21.64
---------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $556,554,206 and 24,168,053 shares of
beneficial interest outstanding)                                        $  23.03

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2006
-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $53,093)   $  25,663,445
Affiliated companies                                                         554,418
-------------------------------------------------------------------------------------
Portfolio lending fees                                                     2,560,441
-------------------------------------------------------------------------------------
Interest                                                                   1,021,745
-------------------------------------------------------------------------------------
Other income                                                                  62,282
                                                                       --------------
Total investment income                                                   29,862,331

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Management fees                                                           14,029,516
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    3,408,200
Class B                                                                    2,407,013
Class C                                                                    3,059,818
Class N                                                                      532,980
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    3,529,099
Class B                                                                      633,289
Class C                                                                      662,698
Class N                                                                      358,342
Class Y                                                                       95,854
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      171,416
Class B                                                                       78,110
Class C                                                                       49,325
Class N                                                                        6,050
Class Y                                                                          420
-------------------------------------------------------------------------------------
Trustees' compensation                                                        33,475
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                   26,224
-------------------------------------------------------------------------------------
Administration service fees                                                      750
-------------------------------------------------------------------------------------
Other                                                                         61,254
                                                                       --------------
Total expenses                                                            29,143,833
Less reduction to custodian expenses                                          (2,180)
Less waivers and reimbursements of expenses                                  (12,797)
                                                                       --------------
Net expenses                                                              29,128,856

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        733,475


                   46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                $  148,838,782
Foreign currency transactions                                                   1,793,853
                                                                           ---------------
Net realized gain                                                             150,632,635
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                   138,090,638
Translation of assets and liabilities denominated in foreign currencies        (3,592,596)
                                                                           ---------------
Net change in unrealized appreciation                                         134,498,042

------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $  285,864,152
                                                                           ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                SIX MONTHS                YEAR
                                                                                                     ENDED               ENDED
                                                                                         DECEMBER 31, 2006            JUNE 30,
                                                                                               (UNAUDITED)                2006
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                             $         733,475   $      (9,502,679)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                              150,632,635         426,572,465
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                          134,498,042         119,956,390
                                                                                         --------------------------------------
Net increase in net assets resulting from operations                                           285,864,152         537,026,176

-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                       (198,179,408)       (123,396,354)
Class B                                                                                        (34,085,052)        (35,378,149)
Class C                                                                                        (45,156,988)        (36,694,343)
Class N                                                                                        (16,187,094)        (10,529,852)
Class Y                                                                                        (33,646,099)        (18,625,659)
                                                                                         --------------------------------------
                                                                                              (327,254,641)       (224,624,357)

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                        468,935,111         849,583,069
Class B                                                                                         (9,913,070)        (55,527,250)
Class C                                                                                         54,466,206          81,658,704
Class N                                                                                         55,428,804          48,842,294
Class Y                                                                                        139,580,489         159,430,395
                                                                                         --------------------------------------
                                                                                               708,497,540       1,083,987,212

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                 667,107,051       1,396,389,031
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          4,296,071,570       2,899,682,539
                                                                                         --------------------------------------
End of period (including accumulated net investment
income (loss) of $389,765 and $(343,710), respectively)                                  $   4,963,178,621   $   4,296,071,570
                                                                                         ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                          DECEMBER 31, 2006                                                             JUNE 30,
CLASS A                                         (UNAUDITED)           2006           2005           2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    22.27     $    20.17     $    19.52     $    14.78    $  15.12    $  15.02
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                            .02 1         (.02) 1        (.04) 1        (.10)       (.08)       (.08)
Net realized and unrealized gain (loss)                1.37           3.59           2.65           4.84        (.26)        .19
                                                 ---------------------------------------------------------------------------------
Total from investment operations                       1.39           3.57           2.61           4.74        (.34)        .11
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                  (1.55)         (1.47)         (1.96)            --          --        (.01)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $    22.11     $    22.27     $    20.17     $    19.52    $  14.78    $  15.12
                                                 =================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     6.20%         18.22%         13.82%         32.07%      (2.25)%      0.71%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $3,032,213     $2,584,254     $1,557,307     $1,177,389    $584,052    $512,337
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $2,737,013     $2,040,757     $1,325,846     $  904,397    $490,057    $386,221
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           0.18%         (0.07)%        (0.20)%        (0.42)%     (0.59)%     (0.50)%
Total expenses                                         1.14% 4        1.15%          1.19%          1.17%       1.39%       1.37%
Expenses after payments and waivers and
reduction to custodian expenses                        1.14%          1.15%          1.19%          1.17%       1.36%       1.37%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  59%           102%           132%           127%        117%        134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended December 31, 2006     1.14%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                           YEAR
                                                        ENDED                                                          ENDED
                                            DECEMBER 31, 2006                                                       JUNE 30,
CLASS B                                           (UNAUDITED)         2006         2005         2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  20.94     $  19.19     $  18.79     $  14.35    $  14.79    $  14.80
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.06) 1      (.18) 1      (.18) 1      (.20)       (.14)       (.12)
Net realized and unrealized gain (loss)                  1.28         3.40         2.54         4.64        (.30)        .12
                                                     -------------------------------------------------------------------------
Total from investment operations                         1.22         3.22         2.36         4.44        (.44)         --
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    (1.55)       (1.47)       (1.96)          --          --        (.01)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $  20.61     $  20.94     $  19.19     $  18.79    $  14.35    $  14.79
                                                     =========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       5.78%       17.29%       12.98%       30.94%      (2.98)%     (0.02)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $483,836     $501,742     $510,183     $482,028    $330,174    $285,102
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $477,775     $512,657     $490,050     $432,160    $268,057    $218,939
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.61)%      (0.85)%      (0.98)%      (1.26)%     (1.34)%     (1.25)%
Total expenses                                           1.92% 4      1.92%        1.97%        2.01%       2.21%       2.12%
Expenses after payments and waivers and
reduction to custodian expenses                          1.92%        1.92%        1.97%        2.01%       2.11%       2.12%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%         102%         132%         127%        117%        134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended December 31, 2006     1.92%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                            DECEMBER 31, 2006                                                            JUNE 30,
CLASS C                                           (UNAUDITED)          2006          2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  21.01      $  19.24      $  18.82      $  14.36     $  14.79     $  14.81
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.06) 1       (.16) 1       (.17) 1       (.17)        (.13)        (.10)
Net realized and unrealized gain (loss)                  1.29          3.40          2.55          4.63         (.30)         .09
                                                     ------------------------------------------------------------------------------
Total from investment operations                         1.23          3.24          2.38          4.46         (.43)        (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    (1.55)        (1.47)        (1.96)           --           --         (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  20.69      $  21.01      $  19.24      $  18.82     $  14.36     $  14.79
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       5.81%        17.35%        13.07%        31.06%       (2.91)%      (0.09)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $645,331      $600,331      $473,099      $402,056     $238,717     $186,108
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $607,387      $543,420      $433,888      $340,201     $186,380     $127,393
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.54)%       (0.79)%       (0.91)%       (1.17)%      (1.30)%      (1.23)%
Total expenses                                           1.86% 4       1.87%         1.90%         1.91%        2.07%        2.12%
Expenses after payments and waivers and
reduction to custodian expenses                          1.85%         1.87%         1.90%         1.91%        2.07%        2.12%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%          102%          132%          127%         117%         134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended December 31, 2006         1.85%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                            DECEMBER 31, 2006                                                            JUNE 30,
CLASS N                                           (UNAUDITED)          2006          2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  21.87      $  19.90      $  19.33       $ 14.69      $ 15.05      $ 15.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.02) 1       (.09) 1       (.10) 1       (.14)        (.11)        (.12)
Net realized and unrealized gain (loss)                  1.34          3.53          2.63          4.78         (.25)         .18
                                                     ------------------------------------------------------------------------------
Total from investment operations                         1.32          3.44          2.53          4.64         (.36)         .06
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    (1.55)        (1.47)        (1.96)           --           --         (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  21.64      $  21.87      $  19.90       $ 19.33      $ 14.69      $ 15.05
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       5.99%        17.79%        13.53%        31.59%       (2.39)%       0.38%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)             $245,245      $192,089      $129,631       $84,678      $41,474      $14,557
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $211,825      $162,869      $105,497       $65,107      $24,417      $ 5,924
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.14)%       (0.40)%       (0.50)%       (0.77)%      (0.83)%      (0.66)%
Total expenses                                           1.46% 4       1.49%         1.54%         1.61%        1.64%        1.65%
Expenses after payments and waivers and
reduction to custodian expenses                          1.46%         1.48%         1.50%         1.52%        1.60%        1.65%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%          102%          132%          127%         117%         134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended December 31, 2006          1.46%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                            DECEMBER 31, 2006                                                            JUNE 30,
CLASS Y                                           (UNAUDITED)          2006          2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  23.09      $  20.76      $  19.94       $ 15.03       $15.27       $15.11
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .08 1         .10 1         .08 1        (.03)        (.07)        (.10)
Net realized and unrealized gain (loss)                  1.41          3.70          2.70          4.94         (.17)         .27
                                                     ------------------------------------------------------------------------------
Total from investment operations                         1.49          3.80          2.78          4.91         (.24)         .17
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Distributions from net realized gain                    (1.55)        (1.47)        (1.96)           --           --         (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  23.03      $  23.09      $  20.76       $ 19.94       $15.03       $15.27
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       6.42%        18.83%        14.41%        32.67%       (1.57)%       1.11%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $556,554      $417,656      $229,463       $14,714       $7,637       $1,619
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $467,986      $314,236      $ 84,470       $11,428       $3,460       $  813
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    0.66%         0.42%         0.39%         0.06%        0.00%        0.01%
Total expenses                                           0.66% 4       0.66%         0.69%         0.70%        0.79%        0.97%
Expenses after payments and waivers and
reduction to custodian expenses                          0.66%         0.66%         0.69%         0.70%        0.79%        0.93%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    59%          102%          132%          127%         117%         134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended December 31, 2006          0.66%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                   54 | OPPENHEIMER MAIN STREET SMALL CAP FUND trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                   55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of December 31, 2006, the Fund had no available estimated capital loss for federal income tax purposes. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of December 31, 2006, it is estimated that the Fund will utilize $113,394 of capital loss carryforward to offset realized capital gains. During the year ended June 30, 2006, the Fund did not utilize any capital loss carryforward to offset realized capital gains realized in that fiscal year.

      As of June 30, 2006, the Fund had available for federal income tax purposes post-October passive foreign investment company losses of $113,394.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts


                   56 | OPPENHEIMER MAIN STREET SMALL CAP FUND are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                   57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    SIX MONTHS ENDED DECEMBER 31, 2006          YEAR ENDED JUNE 30, 2006
                                             SHARES             AMOUNT         SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS A
Sold                                     27,102,478    $   598,697,851     52,995,248    $ 1,162,183,582
Dividends and/or
distributions reinvested                  8,159,028        181,864,700      5,536,169        115,207,421
Redeemed                                (14,120,432)      (311,627,440)   (19,694,701)      (427,807,934)
                                        -----------------------------------------------------------------
Net increase                             21,141,074    $   468,935,111     38,836,716    $   849,583,069
                                        =================================================================

---------------------------------------------------------------------------------------------------------
CLASS B
Sold                                      1,128,782    $    23,356,760      3,108,091    $    64,354,603
Dividends and/or
distributions reinvested                  1,544,141         32,102,686      1,686,726         33,161,089
Redeemed                                 (3,152,910)       (65,372,516)    (7,423,199)      (153,042,942)
                                        -----------------------------------------------------------------
Net decrease                               (479,987)   $    (9,913,070)    (2,628,382)   $   (55,527,250)
                                        =================================================================

---------------------------------------------------------------------------------------------------------
CLASS C
Sold                                      3,405,844    $    70,795,942      7,327,220    $   152,216,805
Dividends and/or
distributions reinvested                  1,882,439         39,286,501      1,629,148         32,126,716
Redeemed                                 (2,665,459)       (55,616,237)    (4,976,579)      (102,684,817)
                                        -----------------------------------------------------------------
Net increase                              2,622,824    $    54,466,206      3,979,789    $    81,658,704
                                        =================================================================

---------------------------------------------------------------------------------------------------------
CLASS N
Sold                                      3,196,870    $    69,486,632      4,247,927    $    91,418,231
Dividends and/or
distributions reinvested                    695,844         15,183,313        490,823         10,052,147
Redeemed                                 (1,343,217)       (29,241,141)    (2,471,177)       (52,628,084)
                                        -----------------------------------------------------------------
Net increase                              2,549,497    $    55,428,804      2,267,573    $    48,842,294
                                        =================================================================

---------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                      6,216,565    $   142,580,243      8,542,508    $   193,792,968
Dividends and/or
distributions reinvested                  1,425,840         33,093,751        864,309         18,599,939
Redeemed                                 (1,564,400)       (36,093,505)    (2,367,710)       (52,962,512)
                                        -----------------------------------------------------------------
Net increase                              6,078,005    $   139,580,489      7,039,107    $   159,430,395
                                        =================================================================


                   58 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended December 31, 2006, were as follows:

                                           PURCHASES             SALES
             ---------------------------------------------------------
             Investment securities   $ 3,040,470,653   $ 2,657,262,255

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

             FEE SCHEDULE
             --------------------------------------
             Up to $200 million               0.75%
             Next $200 million                0.72
             Next $200 million                0.69
             Next $200 million                0.66
             Next $4.2 billion                0.60
             Over $5 billion                  0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2006, the Fund paid $5,145,125 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


                   59 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $2,823,290, $7,326,695 and $2,302,789, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A          CLASS B          CLASS C          CLASS N
                             CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                     FRONT-END SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                             CHARGES          CHARGES          CHARGES          CHARGES          CHARGES
SIX MONTHS               RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
ENDED                    DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
December 31, 2006          $ 528,584          $ 5,995        $ 300,402         $ 30,711          $ 2,029

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended December 31, 2006, OFS waived $2,212 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended December 31, 2006, the Manager waived $10,585 for IMMF management fees.


                   60 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                     CONTRACT
                                        EXPIRATION     AMOUNT       VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                          DATE     (000S)     DECEMBER 31, 2006   APPRECIATION
--------------------------------------------------------------------------------------------------
CONTRACT TO SELL
Canadian Dollar (CAD)                       1/2/07         48CAD           $ 40,806          $ 232

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                  VALUATION AS OF
                                       ACQUISITION                   DECEMBER 31,     UNREALIZED
SECURITY                                     DATES       COST                2006   APPRECIATION
------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.                    1/18/05  $ 426,485         $   858,050      $ 431,565
Tusk Energy Corp.                         11/15/04    492,524             742,829        250,305
                                                    --------------------------------------------
                                                    $ 919,009         $ 1,600,879      $ 681,870
                                                    ============================================


                   61 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2006, the Fund had on loan securities valued at $1,062,692,775, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $1,093,551,766 was received for the loans, $1,093,435,853 of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of December 31, 2006, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the


                   62 | OPPENHEIMER MAIN STREET SMALL CAP FUND adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

-------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   63 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   64 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                   65 | OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY
AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

    The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Nikolaos Monoyios and Mark Zavanelli and the Manager's Main Street investment team and analysts. Mr. Monoyios has been a portfolio manager of the Fund since October 2003 and Mr. Zavanelli has been a portfolio manager of the Fund since July 1999. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

    INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other small cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year and five-year performance were better than its peer group median.

    COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other small cap core funds and other funds with comparable


                   66 | OPPENHEIMER MAIN STREET SMALL CAP FUND asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   67 | OPPENHEIMER MAIN STREET SMALL CAP FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John v. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007